As filed with the Securities and Exchange Commission on April 23, 2010

Registration Nos.	033-33419
811-06130

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]
Pre-Effective Amendment No. __	[ ]

Post-Effective Amendment No. 27	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [  ]

Amendment No. 29	[X]

FIRST INVESTORS LIFE VARIABLE ANNUITY FUND C
(Exact Name of Registrant)

FIRST INVESTORS LIFE INSURANCE COMPANY
(Name of Depositor)

110 Wall Street, New York, New York 10005
(Address of Depositor's Principal Executive Offices)

(212) 858-8200
(Depositor's Telephone Number, including Area Code)

Carol E. Springsteen
First Investors Life Insurance Company
110 Wall Street
New York, New York 10005
(Name and Address of Agent For Service)

Copies of all communications to:
K&L Gates LLP
1601 K Street, NW
Washington, DC  20006-1600
Attn: Diane Ambler, Esq.

Approximate Date of Proposed Public Offering: The effective date of this Post-Effective Amendment to the Registration Statement.

It is proposed that this filing will become effective on (check the appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485

☒	On May 1, 2010 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	On (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:  Units of interest in First Investors Life Variable Annuity Fund C under deferred variable annuity contracts.

THE Tax Tamer® I an Individual Variable Annuity Contract

First Investors Life Variable Annuity Fund C
(Separate Account C)
First Investors Life Insurance Company
110 Wall Street, New York, New York 10005/(800) 832-7783

This prospectus describes an individual variable annuity contract (the "Contract") formerly offered by First Investors Life Insurance Company (“First Investors Life”, “we”, “us” or “our”). The Contract provides you with the opportunity to accumulate capital, on a tax-deferred basis, for retirement or other long-term purposes and thereafter, if you so elect, receive annuity payments for a lifetime based upon the Contract’s accumulated value.

New Contracts are not currently being offered for sale. Existing Contractowners may continue to make additional payments under their respective Contract.

When you invest in a Contract, you allocate your Purchase Payments (less certain charges) to one or more “Subaccounts” of Separate Account C. Each of these Subaccounts invests in a corresponding “Fund” of the First Investors Life Series Funds (“Life Series Funds”). The amount you accumulate depends upon the performance of the Subaccounts in which you invest. You bear all of the investment risk, which means that you could lose money.

Please read this prospectus and keep it for future reference. It contains important information that you should know. We filed a Statement of Additional Information (“SAI”), dated May 1, 2010, with the Securities and Exchange Commission. We incorporate the SAI by reference into this prospectus. See the SAI Table of Contents at the end of this prospectus. You can get a free SAI by contacting us at Raritan Plaza 1, Edison, New Jersey 08837 or at the telephone number shown above or by visiting our website www.firstinvestors.com. You can review and copy our documents (including reports and SAIs) at the Public Reference room of the SEC in Washington, D.C. You can also obtain copies of our documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or (ii) by electronic request at publicinfo@sec.gov. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling (202) 551-8090. Text-only version of documents can be viewed online or downloaded from the EDGAR database on the SEC’s Internet website at http://www.sec.gov.

The Securities and Exchange Commission has not approved or disapproved these securities or passed judgment on the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

This prospectus is valid only if attached to the current prospectus for the Life Series Funds.

The date of this prospectus is May 1, 2010.

CONTENTS

FEES AND EXPENSES	1
CONDENSED FINANCIAL INFORMATION	3
OVERVIEW OF THE CONTRACT	7
Summary of Risks and Rewards of the Contract	7
How the Contract Works	8
Who We Are and How to Contact Us	8
THE CONTRACT IN DETAIL	12
Application and Purchase Payments	12
Allocation of Purchase Payments to Subaccounts	12
Reallocations Among Subaccounts	12
What Are Our Policies on Frequent Reallocations Among Subaccounts?	12
What Are the Risks to Contractowners of Frequent Reallocations?	13
The Accumulation Period	14
The Annuity Period	15
Your Right to Cancel the Contract	18
FINANCIAL INFORMATION	19
Calculating Values	19
Contract Expenses	19
Federal Tax Information	21
OTHER INFORMATION	26
Voting Rights	26
Processing Transactions	27
Reservation of Rights	27
Contract Years and Anniversaries	27
State Variations	27
Distribution of the Contract	27
Reports	28
Financial Statements	28
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION	29

First Investors Life does not guarantee the performance of the Subaccounts. The Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank or depository institution, nor is it federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Bank or any other agency. The Contract involves risk, including possible loss of the principal amount invested.

The Units of interest under the Contract are offered in a limited number of states and jurisdictions. This prospectus does not constitute an offering in any state or jurisdiction in which such offering may not lawfully be made. First Investors Life does not authorize any information or representations regarding the Contract other than as described in this prospectus, the attached prospectus or any supplements thereto or in any supplemental sales material we authorize.

GLOSSARY OF SPECIAL TERMS

Accumulated Value – The value of all the Accumulation Units credited to the Contract.

Accumulation Period – The period between the date of issue of a Contract and the Annuity Commencement Date or the death of either the Annuitant or Contractowner.

Accumulation Unit – A unit that measures the value of a Contractowner's interest in a Subaccount of Separate Account C before the Annuity Commencement Date. Accumulation Units are established for each Subaccount. The Accumulation Unit value increases or decreases based on the investment performance of the Subaccount’s corresponding Fund.

Annuitant – The person whose life is the measure for determining the amount and duration of annuity payments and upon whose death, prior to the Annuity Commencement Date, the death benefit under the Contract becomes payable.

Annuity Commencement Date – The date on which we begin making annuity payments.

Annuity Unit – A unit that determines the amount of each annuity payment after the first annuity payment. Annuity Units are established for each Subaccount. The Annuity Unit value increases or decreases based on the investment performance of the Subaccount’s corresponding Fund.

Annuity Value – The value of the Annuity Units credited to the Contract during the annuity income period following the Annuity Commencement Date.

Beneficiary – The person who is designated to receive any benefits under a Contract upon the death of the Annuitant or the Contractowner.

Business Day – Any date on which the New York Stock Exchange (“NYSE”) is open for regular trading. Each Business Day ends as of the close of regular trading on the NYSE (normally 4:00 P.M., Eastern Time). The NYSE is closed most national holidays and Good Friday.

Contract – An individual variable annuity contract offered by this prospectus.

Contractowner – The person or entity with legal rights of ownership of the Contract.

Fixed Annuity Payment – Annuity payments that remain fixed as to dollar amount and guaranteed throughout the annuity income period.

General Account – All assets of First Investors Life other than those allocated to Separate Account C and other segregated investment accounts of First Investors Life.

Good Order – Notice from someone authorized to initiate a transaction under a Contract, received in a format satisfactory to us at our Administrative Office or other office we may designate (“Administrative Office”), that contains all information required by us to process the transaction.

Internal Revenue Code – The Internal Revenue Code of 1986, as amended.

Joint Annuitant – The designated second person under a joint and survivor life annuity.

Net Accumulated Value – The accumulated value less any applicable premium taxes not previously deducted.

Purchase Payment – A payment made initially to purchase a Contract or as an additional contribution to a Contract (less any charges).

Separate Account C – The segregated investment account entitled "First Investors Life Variable Annuity Fund C", established by First Investors Life pursuant to applicable law and registered as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”).

Subaccount – A segregated investment subaccount under Separate Account C that corresponds to a Fund of the Life Series Funds. The assets of a Subaccount are invested in shares of the corresponding Fund of the Life Series Funds.

Valuation Period – The period beginning at the end of any Business Day and extending to the end of the next Business Day.

Variable Annuity Payment – Annuity payments that vary in dollar amount, in accordance with the net investment experience of the Subaccounts, throughout the annuity income period.

We (and Our) – First Investors Life.

You (and Your) – An actual or prospective Contractowner who is reading the prospectus.

FEES AND EXPENSES

The following tables below show the fees and expenses that you will incur when you buy, own and surrender a Contract.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract. State premium taxes may also be deducted.

Contractowner Transaction Expenses
Maximum Sales Charge Imposed on Purchases
(as a percentage of purchase payment)	7.00%

The next table describes the fees and expenses that you will pay periodically during the time you own the Contract, not including Fund fees and expenses.

Annual Separate Account Expenses
(as a percentage of average daily account value)
Mortality and Expense Risk Charge	1.00%
Administrative Charge	0.00%†
Total Separate Account Annual Expenses	1.00%

† We may deduct an administrative charge of $7.50 per year if the Accumulated Value of a Contract is less than $1,500. (See "Administrative Charge"). For more complete descriptions of the various charges and expenses shown, please refer to “FINANCIAL INFORMATION: Contract Expenses – Sales Charge, Mortality and Expense Charge, and Other Charges.”

The next table shows the minimum and maximum total annual fund operating expenses of the underlying Life Series Funds,  as of December 31, 2009. These expenses may be higher or lower in the future. More detail concerning each Fund’s fees and expenses is contained in the attached prospectus for the Life Series Funds.

Total Annual Fund Operating Expenses
(expenses that are deducted from Fund assets, including management fees and other expenses)
	Minimum	Maximum
Gross Annual Fund Operating Expenses	0.84%	1.01%

Net Annual Fund Operating Expenses	0.56%	1.01%

The following examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contractowner transaction expenses, contract fees, separate account annual expenses and fees and expenses of the Funds. The examples assume that you invest $10,000 in the Contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender, annuitize or do not surrender your Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum Cost	$890	$1,286	$1,707	$2,874
Minimum Cost	$848	$1,213	$1,602	$2,686

You should not consider the expenses in the example as a representation of past or future expenses. Actual expenses in future years may be more or less than those shown.

CONDENSED FINANCIAL INFORMATION

This table shows the Accumulation Unit Values and the number of Accumulation Units outstanding for each Subaccount of Separate Account C for the last 10 fiscal years (or the life of the Subaccount, if less).

Subaccount	At	Accumulation Unit Value($)	Number of Accumulation Units
Blue Chip Subaccount	December 31, 1999 December 31, 2000 December 31, 2001 December 31, 2002 December 31, 2003 December 31, 2004 December 31, 2005 December 31, 2006 December 31, 2007 December 31, 2008 December 31, 2009	43.378 40.473 32.347 23.762 29.688 31.560 32.601 36.953 38.124 25.635 30.865	4,075,636.0 4,141,919.4 3,987,067.5 3,321,106.4 2,982,487.7 2,612,131.9 2,260,318.0 1,923,170.7 1,685,064.6 1,424,765.1 1,231,330.0
Cash Management Subaccount	December 31, 1999 December 31, 2000 December 31, 2001 December 31, 2002 December 31, 2003 December 31, 2004 December 31, 2005 December 31, 2006 December 31, 2007 December 31, 2008 December 31, 2009	13.662 14.327 14.721 14.752 14.685 14.641 14.850 15.343 15.893 16.054 15.921	436,613.4 348,628.5 461,243.1 502,124.2 331,160.4 241,012.6 182,146.8 193,491.2 518,520.1 376,675.7 303,014.8
Discovery Subaccount	December 31, 1999 December 31, 2000 December 31, 2001 December 31, 2002 December 31, 2003 December 31, 2004 December 31, 2005 December 31, 2006 December 31, 2007 December 31, 2008 December 31, 2009	45.581 45.027 35.164 25.375 34.982 39.060 40.658 49.314 52.055 34.401 44.537	1,823,561.9 1,862,653.4 1,784,763.9 1,568,730.8 1,406,523.1 1,233,285.0 1,098,894.8 960,282.3 856,791.0 732,305.6 653,636.4

Subaccount	At	Accumulation Unit Value($)	Number of Accumulation Units
Government Subaccount	December 31, 1999 December 31, 2000 December 31, 2001 December 31, 2002 December 31, 2003 December 31, 2004 December 31, 2005 December 31, 2006 December 31, 2007 December 31, 2008 December 31, 2009	14.603 15.982 17.244 18.403 18.800 19.287 19.579 20.121 21.225 22.471 23.199	568,487.4 535,591.1 647,628.3 828,693.2 767,494.4 635,482.9 585,087.8 529,973.1 514,817.5 514,512.9 493,703.6
Growth & Income Subaccount	December 31, 1999 December 31, 2000 December 31, 2001 December 31, 2002 December 31, 2003 December 31, 2004 December 31, 2005 December 31, 2006 December 31, 2007 December 31, 2008 December 31, 2009	48.517 48.046 41.210 31.726 40.575 44.498 47.227 53.468 53.985 34.625 43.894	3,252,259.5 3,340,496.6 3,238,410.2 2,829,687.0 2,578,414.0 2,306,271.9 2,079,072.7 1,821,672.0 1,626,474.0 1,401,403.1 1,216,234.8
High Yield Subaccount	December 31, 1999 December 31, 2000 December 31, 2001 December 31, 2002 December 31, 2003 December 31, 2004 December 31, 2005 December 31, 2006 December 31, 2007 December 31, 2008 December 31, 2009	26.453 24.523 23.438 23.727 29.630 32.251 32.061 34.842 34.860 25.589 34.240	983,518.1 845,530.9 761,291.5 729,993.3 733,776.6 683,685.6 631,781.4 535,648.1 482,188.2 413,012.8 374,655.5
International Subaccount	December 31, 1999 December 31, 2000 December 31, 2001 December 31, 2002 December 31, 2003 December 31, 2004 December 31, 2005 December 31, 2006 December 31, 2007 December 31, 2008 December 31, 2009	29.884 26.134 22.047 17.805 23.361 26.499 28.654 36.252 43.425 24.983 30.482	2,287,489.9 2,326,576.3 2,111,023.6 1,755,747.0 1,521,685.8 1,353,502.7 1,207,617.0 1,081,518.6 1,010,952.9 888,496.3 782,978.8

Subaccount	At	Accumulation Unit Value($)	Number of Accumulation Units
Investment Grade Subaccount	December 31, 1999 December 31, 2000 December 31, 2001 December 31, 2002 December 31, 2003 December 31, 2004 December 31, 2005 December 31, 2006 December 31, 2007 December 31, 2008 December 31, 2009	15.437 16.737 17.872 19.085 20.521 21.137 21.201 21.828 22.803 19.957 23.896	1,018,466.9 927,626.9 1,047,806.6 1,082,965.1 1,047,192.3 938,241.9 880,520.1 758,876.0 738,222.8 655,153.9 618,028.3
Select Growth Subaccount	December 31, 1999 December 31, 2000 December 31, 2001 December 31, 2002 December 31, 2003 December 31, 2004 December 31, 2005 December 31, 2006 December 31, 2007 December 31, 2008 December 31, 2009	10.235 9.026 8.498 6.050 7.650 8.018 8.378 9.080 10.016 5.804 6.315	126,244.7 495,107.5 540,362.8 514,316.2 509,518.5 428,049.7 368,155.3 303,144.2 271,525.5 326,913.1 320,182.6
Target Maturity 2010 Subaccount*	December 31, 1999 December 31, 2000 December 31, 2001 December 31, 2002 December 31, 2003 December 31, 2004 December 31, 2005 December 31, 2006 December 31, 2007 December 31, 2008 December 31, 2009	12.280 14.718 15.322 18.034 18.362 18.899 18.984 19.174 20.568 21.856 21.590	506,806.1 515,129.6 557,162.6 524,554.3 526,370.4 463,250.5 401,917.6 332,290.7 359,963.0 313,719.2 270,477.9
Target Maturity 2015 Subaccount*	December 31, 1999 December 31, 2000 December 31, 2001 December 31, 2002 December 31, 2003 December 31, 2004 December 31, 2005 December 31, 2006 December 31, 2007 December 31, 2008 December 31, 2009	9.479 11.732 11.714 14.307 14.623 15.704 16.231 16.367 17.776 20.162 19.518	36,480.1 98,247.3 163,977.5 299,907.1 362,596.9 333,577.9 328,561.4 326,719.7 376,024.8 361,598.5 330,511.9

Subaccount	At	Accumulation Unit Value($)	Number of Accumulation Units
Value Subaccount	December 31, 1999 December 31, 2000 December 31, 2001 December 31, 2002 December 31, 2003 December 31, 2004 December 31, 2005 December 31, 2006 December 31, 2007 December 31, 2008 December 31, 2009	20.463 20.139 15.893 12.336 15.583 17.956 18.859 22.673 22.299 15.585 18.675	2,474,003.3 2,724,957.9 2,688,498.1 2,191,399.4 2,109,425.1 1,972,594.1 1,899,062.7 1,710,351.1 1,577,727.6 1,377,531.8 1,184,140.4

*The inception date for Target Maturity 2015 Subaccount was November 8, 1999. The Accumulation Unit Values for each of these Subaccounts was initially set at $10.00 on November 8, 1999.

OVERVIEW OF THE CONTRACT

This overview highlights some basic information about the Contract offered by First Investors Life in this prospectus. You will find more information about the Contract in “THE CONTRACT IN DETAIL” section of this prospectus.

SUMMARY OF RISKS AND REWARDS OF THE CONTRACT
The benefits of the Contract are, among other things:

■           There are twelve Subaccounts available under the Contract, each with different investment objectives, policies and risks allowing for investment diversification. Each Subaccount invests in a corresponding Fund of the Life Series Funds.

■           You defer payment of income taxes on any gains until you access your money through withdrawals or one of our annuity pay-out options. This gives your money the potential to grow faster.

■           You can also reallocate your accumulated assets among the Subaccounts, as your circumstances change, without incurring current income taxes.

■           Moreover, there are no income or contribution limits – such as those that exist on individual retirement accounts (“IRAs”) or 401(k)s – that restrict the amount that you can invest. You control how much you invest for your retirement and when and how often you wish to add to your Contract.

■           We guarantee a minimum death benefit which protects your principal from market declines if you die.

■           You can receive an annuity pay-out providing a stream of income to suit your needs for the rest of your life.

There are several risk factors that you should consider:

■          You bear all of the investment risk of the Subaccounts you select, which means you could lose money.

■           An investment in a Contract is not a direct investment in a mutual fund. There are additional charges for the death benefit and other features of the Contract that are not associated with a mutual fund.

■           Because a 10% federal tax penalty is generally imposed on the taxable portion of withdrawals prior to age 59½, you should not invest in the Contract if you have short-term investment objectives which would require you to liquidate all or a portion of the Contract prior to reaching age 59½.

■           A minimum holding period is often necessary before the tax benefits of tax deferral are likely to outweigh the often higher fees imposed on variable annuities relative to alternative investments.

■         A tax-deferred accrual feature is already provided by any tax-qualified arrangement such as an IRA. Therefore, you should have reasons other than tax deferral, such as the additional benefits, for purchasing a Contract within an IRA or other arrangement that receives tax deferral through the Internal Revenue Code.

■       A partial withdrawal or total surrender of a Contract is taxed as ordinary income to the extent that the

Accumulated Value exceeds your principal contribution to the Contract (i.e., on an “income first” basis).

■           The death benefit paid to a Beneficiary of the Contract is taxed as ordinary income to the Beneficiary at the Beneficiary’s tax rate to the extent that the death benefit exceeds the Contractowner’s principal contribution to the Contract. Thus, if your primary objective is to pass wealth on to your heirs, a life insurance policy may be more appropriate for you. The amount of the death benefit on a life insurance policy passes income-tax free to the Beneficiary; an annuity death benefit does not.

HOW THE CONTRACT WORKS
The Contract has two phases: an Accumulation Period and an annuity income period. During the Accumulation Period, earnings on your investment accumulate on a tax-deferred basis. The annuity income period begins when you convert from the Accumulation Period by agreeing that the Annuitant will start receiving regular annuity payments after the Accumulated Value has been applied to one of the annuity options in accordance with the annuity rates in the Contracts. You can select one of several annuity income payment options.

The Contract is a “variable” annuity because your Accumulated Value during the Accumulation Period and the amount of your variable annuity payments during the annuity income phase fluctuate based on the performance of the Funds underlying the Subaccounts you have selected. As a result, the Accumulated Value in your Contract and your variable annuity payments may increase or decrease. You are permitted to allocate your purchase payments in up to 5 of 12 available Subaccounts we offer under the Contract, as long as each allocation is at least 10%. Subject to certain limitations, you may reallocate your Accumulated Value or Annuity Value.

The Contract provides a guaranteed death benefit that is payable to a Beneficiary when the Contractowner or Annuitant dies during the Accumulation Period. The Contract guarantees that the Beneficiary will receive upon the death of the Annuitant the greater of (i) the total purchase payments less any withdrawals or (ii) the Accumulated Value. Upon the death of the Contractowner, we pay only the Accumulated Value to the Beneficiary. We pay the death benefit when we receive both proof of death and appropriate instructions for payment.

You may withdraw a portion or all of the Accumulated Value during the Accumulation Period.

WHO WE ARE AND HOW TO CONTACT US
First Investors Life
First Investors Life Insurance Company, with its home office at 110 Wall Street, New York, New York 10005, is a stock life insurance company incorporated under the laws of the State of New York in 1962. We write life insurance, annuities and accident and health insurance.

First Investors Life is part of First Investors Consolidated Corporation ("FICC"), a holding company, which owns all of the voting common stock of First Investors Life. Other affiliates of First Investors Life include: First Investors Corporation ("FIC"), the distributor of the Contracts; First Investors Management Company, Inc. (“FIMCO”), the investment adviser of the Life Series Funds; and Administrative Data Management Corp., the transfer agent for the Life Series Funds. Kathryn Head and members of her family control FICC and, therefore, control First Investors Life and the other companies that are owned by FICC.

For information or service concerning a Contract, you can contact us in writing at our Administrative Office located at Raritan Plaza 1, Edison, New Jersey 08837. You can also call us at 1-800-832-7783 between the hours of 9:00 A.M. and 6:00 P.M., Eastern Time, or fax us at 732-855-5935. You can also contact us through our Website at www.firstinvestors.com.

You should send any purchase payments, notices, elections, or requests that you make, as well as any other documentation that we require for any purpose in connection with your Policy, to our Administrative Office. No such payment, notice, election, request or documentation will be treated as having been “received” by us until we have received it, as well as any related items that we require, all in complete and good order (i.e., in form and substance acceptable to us) at our Administrative Office.

To meet our requirements for processing transactions, we may require that you use our forms. We will notify you and provide you with an address if we designate another office for receipt of information, payments and documents.

Separate Account C
First Investors Life Variable Annuity Fund C ("Separate Account C") was established on December 21, 1989 under New York Insurance Law. Separate Account C (the “Separate Account”) is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended (“1940 Act”).

We segregate the assets of the Separate Account from our other assets in our General Account. These assets fall into two categories: (1) assets equal to our reserves and other liabilities under the Contract and (2) additional assets derived from expenses that we charge to the Separate Account. The assets equal to our reserves and liabilities support the Contract. We cannot use these assets to satisfy any of our other obligations. The assets we derive from Contract charges do not support the Contract, and we can transfer these assets in cash to our General Account. Before making a transfer, we will consider any possible adverse impact that the transfer may have on a Separate Account. We credit to, or charge against, the Subaccounts of each Separate Account realized and unrealized income, gains and losses without regard to our other income, gains and losses. The obligations under the Contract are our obligations.

Each Subaccount invests its assets in a corresponding Fund of the Life Series Funds at net asset value. Therefore, we own the shares of the underlying Funds, not you. The value of your investment in a Subaccount is determined by the value of the underlying Fund. Each Subaccount reinvests any distribution received from a Fund in the distributing Fund at net asset value. So, none of the Subaccounts make cash distributions to Contractowners. Each Subaccount may make deductions for charges and expenses by redeeming the number of equivalent Fund shares at net asset value.

The Life Series Funds
The Life Series Funds is an open-end management investment company registered with the SEC under the 1940 Act. The Life Series Funds consists of 12 separate series (“Funds”), all of which are available to Contractowners of Separate Account C. Each of the Funds currently offers its shares only through the purchase of a Contract or another variable life or variable annuity contract issued by First Investors Life.

Each of the Funds reserves the right to offer its shares to other separate accounts or directly to us.

Although some of the Funds have similar names, the same portfolio manager and the same investment objectives as other publicly available mutual funds, they are separate and distinct from these mutual funds. The Funds will have different portfolio holdings and fees so their performances will vary from the other mutual funds.

FIMCO, the investment adviser of the Life Series Funds, is a New York corporation located at 110 Wall Street, New York, New York 10005. FIMCO and Life Series Funds have retained Smith Asset Management Group, L.P., 100 Crescent Court Suite 1150 Dallas, TX 75201, to serve as the subadviser of the Select Growth Fund, Paradigm Capital Management, Inc., Nine Elk Street, Albany, New York 12207, to serve as the subadviser of the Discovery Fund, Vontobel Asset Management, Inc., 1540 Broadway, New York, New York 10036 to serve as the subadviser of the International Fund and Muzinich & Co., Inc., 450 Park Avenue, New York, NY 10022 to serve as subadviser for the High Yield Fund.

The following table includes each available Fund’s investment objective. There is no assurance that any of the Funds will achieve its stated objective(s). There is a Subaccount with the same name as its corresponding underlying Fund. The degree of investment risk you assume will depend on the Subaccounts you select. You should consider your allocation carefully.

The investment objectives, primary investment strategies, primary risks and management of the Funds are described in the attached Life Series Funds prospectus, which you should read carefully before investing.

Fund	Investment Objective
Blue Chip Fund	High total investment return.
Cash Management Fund	High rate of current income consistent with the preservation of capital and maintenance of liquidity.
Discovery Fund	Long-term growth of capital.
Government Fund	Significant level of current income which is consistent with security and liquidity of principal.
Growth & Income Fund	Long-term growth of capital and current income.
High Yield Fund	High current income.
International Fund	Long-term capital growth.
Investment Grade Fund	A maximum level of income consistent with investment in investment grade debt securities.
Select Growth Fund	Long-term growth of capital.
Target Maturity 2010 Fund*	Predictable compounded investment return for those who hold until the Fund’s maturity, consistent with preservation of capital.
Target Maturity 2015 Fund	Predictable compounded investment return for those who hold until the Fund’s maturity, consistent with preservation of capital.
Value Fund	Total return.

* The Target Maturity 2010 Fund will mature and terminate at the end of the year 2010.  Policyowners who have investments in the Target Maturity 2010 Subaccount on the date of its maturity will be given an opportunity to transfer their termination distributions into one of the other Subaccounts available under their policies.  Between the effective date of this prospectus and the end of 2010, the Target Maturity 2010 Fund will no longer accept investments, except for additional investments for Policyowners who have previously selected the Target Maturity 2010 Subaccount as an investment option.

THE CONTRACT IN DETAIL

APPLICATION AND PURCHASE PAYMENTS
We are currently not offering or accepting applications for new Tax Tamer I Contracts.

Existing Contractowners may make additional purchase payments under a Contract of at least $200 each at any time after Contract issuance.

Your additional purchase payments buy Accumulation Units of the Subaccounts and not shares of the Funds in which the Subaccounts invest. We allocate purchase payments to the appropriate Subaccount(s) based on the next computed value of an Accumulation Unit following receipt at our Administrative Office in good order. We make these allocations after deductions for sales expenses (see “Contract Expenses - Sales Charge”).

We value Accumulation Units at the end of each Business Day (generally 4:00 P.M., Eastern Time). If we receive a purchase payment prior to the end of a Business Day in a manner meeting our requirements, we will process the payment based upon that day’s Accumulation Unit values. If we receive a payment after the end of the Business Day, we will process the payment based upon the next Business Day’s Accumulation Unit values.

ALLOCATION OF PURCHASE PAYMENTS TO SUBACCOUNTS
When you purchase a Contract you may select a percentage allocation among up to 5 of the twelve Subaccounts. You may not allocate less than 10% of a purchase payment to any Subaccount. We reserve the right to adjust your allocation to eliminate fractional percentages.

REALLOCATIONS AMONG SUBACCOUNTS
You may subsequently reallocate the Accumulated Value of your Contract, among the Subaccounts, provided that you invest in no more than 5 at any one time and no less than 10% of the aggregate Annuity Unit value is in each of your Subaccounts. A request to reallocate must be made on our Subaccount reallocation form. If we receive a written reallocation request in our Administrative Office before the end of a Business Day (generally 4:00 P.M., Eastern Time), we will process it based upon that day’s Accumulation Unit values. If we receive it after the end of a Business Day, we will process it at the next Business Day’s Accumulation Unit values.

All subsequent purchase payments will be allocated according to your then-existing percentage allocations, unless you request a different allocation for that payment. We will not automatically rebalance your Contract value to your designated percentage allocations. Unless you request a reallocation to maintain your allocations, you may end up with an allocation which has more or less risk than you intended.

WHAT ARE OUR POLICIES ON FREQUENT REALLOCATIONS AMONG SUBACCOUNTS?
The Contract is designed for long-term investment purposes. It is not intended to provide a vehicle for frequent trading or market timing.

As described in the Life Series Funds prospectus, the Board of Trustees of the Life Series Funds has adopted policies and procedures to reject, without any prior notice, any purchase or exchange transaction if the Funds believe that the transaction is part of a market timing strategy.

In order to protect Policyowners and to comply with the underlying Funds’ policies, we have agreed to honor instructions from the Funds to restrict or prohibit further purchases or transfers of shares by any Policyowner that has been identified by the Funds as having violated its market timing policies. Accordingly, we may be required to reject any reallocation request, without any prior notice, that is determined by the Funds to be part of a market timing strategy.

In order to enforce our policy against market timing, we monitor reallocation requests using criteria such as (a) the number of reallocation transactions that occur within a specified period of time and (b) the dollar amount of reallocations that occur within a specified period of time. Moreover, we will only accept a transaction request that is in writing. We will not accept transaction requests by any electronic means including, but not limited to, telephonic, facsimile or e-mail requests.

We cannot guarantee that our monitoring efforts will be effective in identifying or preventing all market timing or frequent trading activity in the Subaccounts.

WHAT ARE THE RISKS TO CONTRACTOWNERS OF FREQUENT REALLOCATIONS?
To the extent that our policies are not successful in detecting and preventing frequent trading in the Subaccounts, frequent trading may: (a) interfere with the efficient management of the underlying Funds by, among other things, causing the underlying Funds to hold extra cash or to sell securities to meet redemptions; (b) increase portfolio turnover, brokerage expenses, and administrative costs; and (c) harm the performance of the Funds, particularly for long-term shareholders who do not engage in frequent trading. These risks may in turn adversely affect Contractowners who invest in the Funds through our Subaccounts.

In the case of the Subaccounts that invest indirectly in high yield bonds and small cap stocks, the risk of frequent trading includes the risk that investors may attempt to take advantage of the fact that these securities may trade infrequently and therefore their prices may be slow to react to information. This could cause dilution in the value of the shares held by other shareholders.

In the case of the Subaccounts that invest indirectly in foreign securities, the risks of frequent trading include the risk of time zone arbitrage. Time zone arbitrage occurs when shareholders attempt to take advantage of the fact that the valuation of foreign securities held by a Fund may not reflect information or events that have occurred after the close of the foreign markets on which such securities principally trade but before the close of the NYSE. This could cause dilution in the value of the shares held by other shareholders.

THE ACCUMULATION PERIOD
Crediting Accumulation Units
During the Accumulation Period, we credit purchase payments to your Contract in the form of Accumulation Units for each of your selected Subaccounts. We determine the number of Accumulation Units that we credit to a Contractowner for the Subaccounts by dividing (a) the purchase payment (less any charges) by (b) the value of an Accumulation Unit for the Subaccount on the Business Day the payment is received in our Administrative Office.

The Value of Your Contract
Your Accumulated Value fluctuates with the value of the assets of the Subaccounts less expenses and certain charges. There is no assurance that your Accumulated Value will equal or exceed purchase payments. We determine the value for the amount you have in each Subaccount by multiplying (a) the total number of Accumulation Units in a Subaccount by (b) the value of an Accumulation Unit for the Subaccount for the Valuation Period. We then add the amount attributable to each Subaccount to arrive at your Accumulated Value.

Death During the Accumulation Period
If the Annuitant dies prior to the Annuity Commencement Date, we pay a death benefit to the Beneficiary you have designated. We generally make this payment within seven days of receiving in good order (a) a death certificate or similar proof of the death of the Annuitant or Owner (“Due Proof of Death”) and (b) a claimant’s statement form that includes payment instructions with the Beneficiary’s election to receive payment in either a single sum settlement or an annuity option. We will pay the death benefit: (a) in a single sum, (b) by applying it to one of the annuity options, or (c) as we otherwise permit. The decision on how we pay is at your election before the Annuitant’s death and the Beneficiary's election after the Annuitant's death.

We determine the Accumulated Value for the death benefit as of the next computed value of the Accumulation Units following our receipt at our Administrative Office of Due Proof of Death in good order.

The amount of the death benefit payable to the Beneficiary, upon the death of the Annuitant, is the greater of (a) the total purchase payments less partial withdrawals or (b) the Accumulated Value. Upon the death of the Contractowner, we pay only the Accumulated Value to the Beneficiary.

Special Requirements for Payment of Death Benefit
If the Contractowner dies before we have distributed the entire interest in the Contract, we must distribute the value of the Contract to the Beneficiary as provided below. Otherwise, the Contract will not qualify as an annuity under Section 72 of the IRS Code.

If the Contractowner dies prior to the Annuity Commencement Date, the entire interest in the Contract must be distributed to the Beneficiary (a) within five years, or (b) beginning within one year of death, under an annuity option that provides that we will make annuity payments over a period not longer than the life or life expectancy of the Beneficiary.

If the Contract is payable to (or for the benefit of) the Contractowner's surviving spouse, we need not make any distribution. The surviving spouse may continue the Contract as the new Contractowner. If the Contractowner is also the Annuitant, the spouse has the right to become the Annuitant under the Contract. Likewise, if the Annuitant dies and the Contractowner is not a natural person, the Annuitant's surviving spouse has the right to become the Contractowner and the Annuitant. If the Beneficiary wishes to take the death benefit as an annuity payout, then the Beneficiary must make such election and payments must begin within 60 days of the death. This is necessary to receive tax treatment of annuity payments rather than the death benefit being treated for tax purposes as a lump sum distribution in the year of the death.

Partial Withdrawals and Full Surrenders During the Accumulation Period
You may make a partial withdrawal or full surrender of your Contract at any time during the Accumulation Period if we receive your request in good order on our form. You will be entitled to receive the net Accumulated Value of the Contract or, in the case of a partial withdrawal, the portion withdrawn. Your request is effective on the date it is received in writing on our form in good order at our Administrative Office and your Accumulated Value less the requested amount will be determined based on the next computed value of Accumulation Units. We may defer payment of the amount of a withdrawal or surrender for a period of not more than seven days. We may also delay payment for the following reasons:

■           we are unable to determine the amount of the payment because the NYSE is closed for trading or the SEC determines that a state of emergency exists, or;

■           for such other periods as the SEC may by order permit for the protection of security holders.

In the case of a partial withdrawal, unless you direct us otherwise, the amount you request will be deducted from your Subaccounts on a pro rata basis in the proportions to which their values bear to the Accumulated Value of your Contract. We may deduct an administrative charge of $7.50 annually if withdrawals cause the value of your Contract to fall below $1,500.

THE ANNUITY PERIOD
Annuity Commencement Date
Annuity payments begin on the Annuity Commencement Date you select when you buy a Contract. You may elect in writing to advance or defer the Annuity Commencement Date, not later than 30 days before the Annuity Commencement Date.

We will commence annuity payments on the first of the calendar month after the Annuitant’s 85th birthday or, if state law permits, 90th birthday unless you select an earlier date.

If the Net Accumulated Value on the Annuity Commencement Date is less than $2,000, we may pay such value in one sum in lieu of annuity payments. If the net Accumulated Value is $2,000 or more, but the Variable Annuity Payments are estimated to be less than $20, we may change the frequency of annuity payments to intervals that will result in payments of at least $20.

Annuity Options
From the annuity options described below, you may elect to have the Net Accumulated Value applied at the Annuity Commencement Date to provide Fixed Annuity Payments, Variable Annuity Payments, or a combination thereof. You must make these elections in writing to us at our Administrative Office at least 30 days before the Annuity Commencement Date. In the absence of your election, we make Variable Annuity Payments, beginning on the Annuity Commencement Date under annuity option 3. Option 3 is the basic annuity, a Life Annuity with 120 Monthly Payments Guaranteed. After the Annuity Commencement Date, we allow no redemptions or changes among annuity payment options.

The material factors that determine the level of your annuity benefits are:

■           your Accumulated Value before the Annuity Commencement Date;

■           the annuity option you select;

■           the frequency and duration of annuity payments;

■           the sex and adjusted age (as defined in the Contract) of the Annuitant and any Joint Annuitant at the Annuity Commencement Date; and

■           in the case of a Variable Annuity Payment, the investment performance of the Subaccounts you select.

We apply the Accumulated Value on the Annuity Commencement Date, based on the annuity rates in your Contract, or more favorable rates we may offer, reduced by any applicable premium taxes not previously deducted. You are then credited with a number of Annuity Units which remains the same for the payment period.

The Contract provides for the six annuity options described below:

Option 1–Life Annuity.  An annuity payable monthly during the lifetime of the Annuitant, ceasing with the last payment due before the death of the Annuitant. If you elect this option, annuity payments terminate automatically and immediately on the death of the Annuitant without regard to the number or total amount of payments received.

Option 2a–Joint and Survivor Life Annuity.  An annuity payable monthly during the joint lifetime of the Annuitant and the Joint Annuitant and continuing thereafter during the lifetime of the survivor, ceasing with the last payment due before the death of the survivor.

Option 2b–Joint and Two-Thirds to Survivor Life Annuity.  An annuity payable monthly during the joint lifetime of the Annuitant and the Joint Annuitant and continuing thereafter during the lifetime of the survivor at an amount equal to two-thirds of the joint annuity payment, ceasing with the last payment due before the death of the survivor.

Option 2c–Joint and One-Half to Survivor Life Annuity.  An annuity payable monthly during the joint lifetime of the Annuitant and the Joint Annuitant and continuing thereafter during the lifetime of the survivor at an amount equal to one-half of the joint annuity payment, ceasing with the last payment due before the death of the survivor.

Under annuity options 2a, 2b and 2c, annuity payments terminate automatically and immediately on the deaths of both the Annuitant and the Joint Annuitant without regard to the number or total amount of payments received.

Option 3–Life Annuity with 60, 120 or 240 Monthly Payments Guaranteed.  An annuity payable monthly during the lifetime of the Annuitant, with the guarantee that if, at his or her death, payments have been made for less than 60, 120 or 240 monthly periods, as elected, we will continue to pay to the Beneficiary any guaranteed payments during the remainder of the selected period and, if the Beneficiary dies after the Annuitant, we will pay the Beneficiary’s estate the present value of the remainder of the guaranteed payments. The present value of the remaining payments is the discounted (or reduced) amount which would produce the total of the remaining payments assuming that the discounted amount grew at the effective annual interest return assumed in the annuity tables of the Contract. The Beneficiary may also, at any time he or she is receiving guaranteed payments, elect to have us pay him or her the present value of the remaining guaranteed payments in a lump sum.

Option 4–Unit Refund Life Annuity.  An annuity payable monthly during the lifetime of the Annuitant, terminating with the last payment due before the death of the Annuitant. Upon the death of the Annuitant, we make an additional annuity payment to the Beneficiary equal to the following: We take the Annuity Unit value of the Subaccount(s) as of the date that we receive Due Proof of Death in writing at our Administrative Office. We multiply that value by the excess, if any, of (a) over (b). For this purpose, (a) is (i) the net Accumulated Value we allocate to each Subaccount and apply under the option at the Annuity Commencement Date, divided by (ii) the corresponding Annuity Unit value as of the Annuity Commencement Date, and (b) is the product of (i) the number of Annuity Units applicable under the Subaccount represented by each annuity payment and (ii) the number of annuity payments made. (For an illustration of this calculation, see Appendix II, Example A, in the SAI.)

Assumed Investment Return
We use a 3.5% assumed investment to determine the amount of each Variable Annuity Payment. The first Variable Annuity Payment is based on the assumed investment return. Subsequent Variable Annuity Payments fluctuate based on the investment performance of the Subaccounts you have chosen as compared to the assumed investment return. As a result, if the actual net investment return of the Subaccounts equals 3.5%, the Variable Annuity Payments will be level. If the actual net investment return of the Subaccounts is greater than 3.5%, subsequent Variable Annuity Payments will be higher than the initial payment. If it is less than 3.5%, subsequent Variable Annuity Payments will be lower.

Death of Contractowner During Annuity Period
If the death of the Contractowner occurs on or after the Annuity

Commencement Date, we will distribute the entire interest in the Contract at least as rapidly as under the annuity option in effect on the date of death.

Death of Annuitant During Annuity Period
On receipt of Due Proof of Death of the Annuitant after annuity payments have begun under an annuity option, we make any remaining payments under the option to the Beneficiary as provided by the option. Unless otherwise provided in the Beneficiary designation, if no Beneficiary survives the Annuitant, the proceeds will be paid in one lump sum to the Contractowner, if living; otherwise, to the Contractowner’s estate.

YOUR RIGHT TO CANCEL THE CONTRACT
You may elect to cancel your Contract (a) within ten days from the date your Contract is delivered to you or (b) longer as applicable state law requires. We will cancel the Contract after we receive from you at our Administrative Office (a) the Contract and (b) a written request for cancellation. We will pay you an amount equal to the sum of (a) the Accumulated Value of the Contract based on the next computed value of the Accumulation Units following receipt of your cancellation request in good order and (b) the amount of any sales charges deducted from the initial purchase payment.

The amount we refund to you upon canceling a Contract may be more or less than your initial purchase payment depending on the investment results of the Subaccount(s) to which you allocated purchase payments. However, in states that require a full refund of purchase payments you will receive a full refund.

FINANCIAL INFORMATION

CALCULATING VALUES
To calculate the Accumulation Unit or Annuity Unit values, we must first determine the current value of the units in each Subaccount. We do this for each day the values are calculated by determining the change in investment performance (including Fund-related charges and any dividends and distributions made by the Fund) from the last Business Day for each of the Funds. Then, daily charges are applied to the Separate Account for each day since the last Business Day. Finally, we multiply the previous unit value by this result.

CONTRACT EXPENSES
Sales Charge
The sales charge is an initial sales charge that we deduct from your purchase payments.

We intend the sales charge to cover expenses relating to the sale of the Contract, including commissions paid to persons distributing the Contract. Discounts are available on larger purchases as shown in the table below. Moreover, when you make additional payments after the issuance of the Contract you are entitled to a credit for all prior payments in computing the sales charge percentage. In other words, you pay the sales charge percentage that reflects (a) the total amount of all purchase payments previously made plus (b) the amount of the additional payment being made. If you own more than one Contract, we will aggregate your purchase payments on all of your Contracts in calculating your discount level.

We do not impose a sales charge for Contracts sold to (a) officers and full-time employees of First Investors Life or its affiliates who have been employed for at least one year, (b) our agents who have been under contract for at least one year, or (c) Contractowners of First Investors Life Variable Annuity Fund A ("Separate Account A") who exchange their Separate Account A Contracts for Separate Account C Contracts at the next computed values of their Accumulation Units. We require Contractowners who exchange from Separate Account A to Separate Account C to execute a change of contract form. This form states that we deduct a daily charge equal to an annual rate of 1.00% of the daily Accumulation Unit value of any Subaccount as a charge for mortality and expense risks. We may modify or terminate this exchange privilege at any time.

Sales Charge Table for Separate Account C Contracts

Amount of Purchase Payment(s)	Purchase Payments*	Sales Charge as % of Net Amount Invested	Amount to Dealers as % of Purchase Payments
Less than $25,000	7.00%	7.53%	5.75%
$25,000 but under $50,000	6.25	6.67	5.17
$50,000 but under $100,000	4.75	4.99	3.93
$100,000 but under $250,000	3.50	3.63	2.90
$250,000 but under $500,000	2.50	2.56	2.19
$500,000 but under $1,000,000	2.00	2.04	1.67
$1,000,000 or over	1.50	1.52	1.24

* Due to rounding of numbers and calculating a sales charge, you may pay more or less than what is shown above. The percentages shown also assume that we have deducted no Premium taxes.

MORTALITY AND EXPENSE CHARGE
We impose a mortality and expense risk charge.

The mortality risk that we assume arises from our obligation to continue to make annuity payments to each Annuitant regardless of (a) how long that person lives and (b) how long all payees as a group live. This assures an Annuitant that neither the Annuitant's own longevity nor an improvement in life expectancy generally will have an adverse effect on the annuity payments the Annuitant will receive under the Contract. We also assume a risk associated with the guaranteed death benefit which we would pay in the event of death during the Accumulation Period.

In addition, we assume the risk that the charges for administrative expenses may not be adequate to cover such expenses. We will not increase the amount we charge for administrative expenses. In consideration for assuming these mortality and expense risks, we deduct an amount equal on an annual basis to 1.00% of the daily Accumulation Unit value of the Subaccounts.

We guarantee that we will not increase the mortality and expense risk charge. If the charge is insufficient to cover the actual cost of the mortality and expense risks, the loss will fall on us. Conversely, if the deductions prove more than sufficient, the excess will be a profit to us. We can use any profits resulting to us from over-estimates of the actual costs of the mortality and expense risks for any business purpose, including the payment of expenses of distributing the Contract. These profits will not remain in Separate Account C.

OTHER CHARGES
Administrative Charge
We may deduct an administrative charge of $7.50 annually from the Accumulated Value of Contracts that have an Accumulated Value of less than $1,500 because of partial withdrawals. These charges are to compensate us for expenses involved in administering small Contracts. If the actual expenses exceed charges, we will bear the loss. We guarantee that we will not increase the administrative charges.

Premium Tax Charge
Some states and municipalities assess premium taxes at the time you:

■           make purchase payments,

■           withdraw or surrender, or

■           begin receiving annuity payments.

We currently pay any premium taxes that are assessed. However, we reserve the right to deduct such premium taxes in accordance with the terms of your Contract. These taxes currently range up to 3.5% of purchase payments received by us.

FEDERAL TAX INFORMATION
This section provides a general summary of the federal tax law as it pertains to the Contract. We believe that the Contract will qualify as a tax deferred annuity contract for federal income tax purposes and the following summary assumes so. We do not discuss state or local taxes, except as noted. The law described herein could change, possibly retroactively. We have the right to modify the Contract in response to changes in the law that affect the favorable tax treatment for annuity owners. We do not offer this summary as tax advice, for which you should consult a qualified tax adviser.

Taxation of a Contract will depend, in part, on whether the Contract is purchased outside or inside of a qualified retirement plan or an individual retirement account (“IRA”). Purchase payments to a Contract outside of a qualified plan or IRA (“non-qualified”) are on an “after-tax” basis, so you only pay income taxes on your earnings. Generally, these earnings are taxed when you receive them from the Contract. The IRS has not reviewed the Contracts for qualification as an IRA.

When a non-natural person owns a non-qualified Contract, the annuity generally will not be treated as an annuity for tax purposes and thus loses the benefit of tax deferral. However, an annuity owned by a non-natural person as agent for an individual will be treated as an annuity for tax purposes.

This summary assumes that the Contractowner is a natural person who is a U.S. citizen and U.S. resident. The federal tax law applicable to corporate taxpayers, non-U.S. citizens, and non-U.S. residents may be different.

The following discussion assumes that a Contract has been purchased outside of an IRA or qualified retirement plan (“qualified contracts”). If a qualified contract is purchased, the tax treatment of purchase payments, annuity payments, surrenders and death benefits will be governed by the laws applicable to IRAs and qualified plans. However, generally, deductible or “before-tax” purchase payments for qualified contracts will be taxed when distributed from the Contract; the Contract is not forfeitable; and Contract ownership may not be transferred.

Purchase Payments
Your purchase payments are not deductible from your gross income for tax purposes.

Increases in Accumulated Value
Generally, you pay no income tax on increases in your Contract’s Accumulated Value until there is a distribution from a Contract. A distribution occurs when there is a partial withdrawal or full surrender or annuity payments begin.

Annuity Payments
Once annuity payments begin, you generally will be taxed only on the investment gains you have earned and not on the amount of your purchase payments. As a result, a portion of each payment is taxable as ordinary income. The remaining portion is a nontaxable recovery of your investment in the Contract. Generally, your investment in the Contract equals the purchase payments you made, less any amounts you previously withdrew that were not taxable.

For Fixed Annuity Payments, the tax-free portion of each payment is determined by:

■           dividing your investment in the Contract by the total amount you expect to receive out of the Contract, and

■           multiplying the result by the amount of the payment.

For Variable Annuity Payments, the tax-free portion of each payment is (a) your investment in the Contract divided by (b) the number of expected payments.

The remaining portion of each payment, and all of the payments you receive after you recover your investment in the Contract, are fully taxable. If payments under a life annuity stop because the Annuitant dies, there is an income tax deduction for any unrecovered investment in the Contract.

Withdrawals and Surrenders
Before annuity payments begin, withdrawals and surrenders are taxed as follows:

■           a partial withdrawal or total surrender is taxed in the year of receipt to the extent that the Contract’s Accumulated Value exceeds the investment in the Contract (that is, on an “income first” basis); and

■           a penalty equal to 10% of the taxable distribution applies to distributions before the taxpayer reaches age 59 ½ subject to certain exceptions.

The 10% federal tax penalty is generally not imposed on withdrawals that are:

■           made on or after the death of a Contractowner;

■           attributable to the taxpayer becoming disabled; or

■           made as part of a series of substantially equal periodic payments for the life or life expectancy of the tax payer or for the joint life or joint life expectancy of the taxpayer and the spouse.

If you receive systematic payments that you intend to qualify for the substantially equal periodic payment exception, changes to your systematic payments before you reach age 59 1/2 or within five years (whichever is later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest. Other exceptions may apply under certain circumstances. Special rules may also apply to the exceptions noted above.

If the Contract was purchased as an investment for profit, subject to certain rules, you may deduct any loss upon surrender of the Contract as an ordinary loss.

For purposes of surrenders, the Internal Revenue Code treats all Contracts that we issue to you in the same calendar year as a single Contract.

Death Benefits
Unlike the death benefit on a life insurance policy, the death benefit paid on an annuity contract does not pass to the Beneficiary free of income taxes. Generally, a death benefit is included in the income of the recipient as follows:

■           if distributed in a lump sum, it is taxed in the same manner as a surrender of the Contract;

■           if distributed under an annuity payout option, it is taxed in the same manner as annuity payments.

The death benefit paid to a Beneficiary on a Contract is ordinary income to the Beneficiary to the extent it exceeds the Contractowner’s investment in the Contract. The Beneficiary must pay taxes on this amount at the Beneficiary’s tax rate. Moreover, the death benefit may also be taxed in the Contractowner’s estate unless the Beneficiary is the spouse. If the Beneficiary is not the spouse, the

Beneficiary may be eligible for a special income tax deduction for a portion of the estate tax attributable to the death benefit.

Transfers, Assignments and Contract Exchanges

Transferring or assigning ownership of the Contract, changing Annuity Commencement Dates or exchanging a Contract (unless the exchange qualifies as a tax-free exchange under Section 1035 of the Internal Revenue Code) may result in certain tax consequences, such as income and gift taxes, not explained in this prospectus.

Tax Withholding and Reporting
The Internal Revenue Code generally requires us to withhold income tax from any Contract distribution, including a partial withdrawal or total surrender or an annuity payment. The amount of withholding depends, in part, on whether the payment is "periodic" or "non-periodic."

For periodic payments (e.g., annuity payments), upon request we withhold from the taxable portion of each payment based on a payroll withholding schedule that assumes a married recipient claiming three withholding exemptions. If you want us to withhold on a different basis, you must file an appropriate withholding certificate with us. For non-periodic payments (e.g., distributions such as partial withdrawals), we generally withhold 10% of the taxable portion of each payment.

You may elect not to have the withholding rules apply. For periodic payments, your election is effective for the calendar year for which you file it with us, and for each subsequent year until you amend or modify it. For non-periodic payments, an election is effective when you file it with us, but only for the payment to which it is applicable. We have to notify your recipients of your right to elect not to have taxes withheld.

The Internal Revenue Code generally requires us to report all payments to the Internal Revenue Service.

Other Tax Issues
We are taxed as a “life insurance company” under the Internal Revenue Code. We do not expect to incur any federal income tax as a result of the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently assessed against the Separate Account for such taxes. If we incur such taxes in the future, we may assess a charge for such taxes against the Separate Account.

In order to be treated as an annuity contract for federal income tax purposes, the investments of the Subaccounts of the Separate Account must be "adequately diversified" in accordance with Treasury Department regulations. The investment adviser of the underlying Funds monitors the portfolios to ensure that the diversification requirements are met. If the Subaccounts failed to satisfy these requirements, you would be taxed on the earnings of the Subaccount or Subaccounts in which you were invested, unless your Contract was held in an IRA or qualified plan. The tax would apply from the first quarter of the failure, until we corrected the failure in conformity with a Treasury Department procedure. This is a risk that is common to all variable annuity contracts.

Each of the Life Series Funds that is available under this Contract sells its shares not only to the Separate Account but also to other separate accounts which fund variable life insurance policies and variable annuity contracts. We do not anticipate any disadvantage resulting from this arrangement. However, it is possible that a material conflict of interest could arise between the interests of Policyowners and Contractowners which invested in the same Fund. If such a conflict were to arise, we would take whatever steps were necessary to protect the interests of Policyowners and Contractowners, including potentially substituting a different fund for the Funds. It is also possible that the failure of one separate account to comply with the tax laws could cause all of the separate accounts to lose their tax deferred status. This is a risk that is common to many variable annuity contracts and variable life insurance policies.

Under certain circumstances a Contractowner's control of the investments of the Separate Account may cause the Contractowner, rather than us, to be treated as the owner of the assets in the Separate Account for tax purposes which would result in the current taxation of the income on those assets to the Contractowner. Based upon existing IRS guidance, we do not believe that the ownership rights of a Contractowner under a Contract would result in the Contractowner's being treated as the owner of the assets of the Contract. However, we do not know whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Therefore, we reserve the right to modify the Contract as necessary to attempt to prevent a Contractowner from being considered the owner of a pro rata share of the assets of the Contract.

OTHER INFORMATION

VOTING RIGHTS
Because the Life Series Funds is not required to have annual shareholder meetings, Contractowners generally will not have an occasion to vote on matters that pertain to the Life Series Funds. In certain circumstances, one or more of the Funds may be required to hold a shareholders meeting or may choose to hold one voluntarily. For example, a Fund may not change fundamental investment policies without the approval of a majority vote of that Fund’s shareholders in accordance with the 1940 Act.

If a Fund holds a meeting at which shareholders are entitled to vote, Contractowners would have an opportunity to provide voting instructions for shares of the Fund held by a Subaccount in which their Contract invests. We would vote the shares of any Fund held in a corresponding Subaccount or directly, at any Fund shareholders meeting as follows:

■           shares attributable to Contractowners for which we received instructions, would be voted in accordance with the instructions;

■           shares attributable to Contractowners for which we did not receive instructions, would be voted in the same proportion that we voted shares held in the Subaccount for which we received instructions; and

■           shares not attributable to Contractowners, would be voted in the same proportion that we voted shares held in the Subaccount attributable to Contractowners for which we received instructions.

We will vote Fund shares that we hold directly in the same proportion that we vote shares held in any corresponding Subaccounts that are attributable to Contractowners and for which we receive instructions. However, we will vote our own shares as we deem appropriate where there are no shares held in any Subaccount. We will present all the shares of any Fund that we held through a Subaccount or directly at any Fund shareholders meeting for purposes of determining a quorum.

We will determine the number of Fund shares held in a corresponding Subaccount that is attributable to each Contractowner as follows:

■           before the Annuity Commencement Date, we divide the Subaccount’s Accumulated Value by the net asset value of one Fund share, and

■           after the Annuity Commencement Date, we divide the reserve held in the Subaccount for the variable annuity payment under the Contract by the net asset value of one Fund share. As this reserve fluctuates, the number of votes fluctuates.

We will determine the number of votes that a Contractowner has the right to cast as of the record date established by the Life Series Funds. We will solicit instructions by written communication before the date of the meeting at which votes will be cast. We will send meeting information and other materials relating to the Fund to each Contractowner having a voting interest in a Subaccount.

The voting rights that we describe in this prospectus are created under applicable laws. If the laws eliminate the necessity to submit such matters for approval by persons having voting rights in separate accounts of insurance companies or restrict such voting rights, we reserve the right to proceed in accordance with any such changed laws or regulations. Specifically, we reserve the right to vote shares of any Fund in our own right, to the extent the law permits.

PROCESSING TRANSACTIONS
Generally, your transaction requests will be processed as of the Business Day on which we receive them, if we receive them in good order before the closing of business on the Business Day (generally 4:00 P.M. Eastern Time). Otherwise, they will be processed as of our next Business Day. To meet our requirements for processing transactions, we may require that you use our forms.

RESERVATION OF RIGHTS
We also reserve the right to make certain changes to the Contract, Separate Account or Funds if we believe they would (a) best serve the interests of the Contractowners and annuity payee or (b) be appropriate in carrying out the purposes of the Contract. We will make a change only as the law permits. When required, we will (a) obtain the necessary Contractowner or regulatory approval for any change and (b) notify Contractowners before making a change.

For example, we may:

■           operate the Separate Account in any form permitted by law;

■           add, delete, combine, or modify Subaccounts of the Separate Account;

■           add, delete, or substitute for the Fund shares held in any Subaccount, the shares of any investment company or series thereof, or any investment permitted by law;

■           amend or obtain and continue any exemptions under the Contract if required to comply with the Code or any other applicable federal or state law; or

■           make any necessary technical changes in the Contract in order to conform with any of the above actions.

CONTRACT YEARS AND ANNIVERSARIES
We measure Contract years and anniversaries from the date the Contract is issued. Each Contract year will commence on the anniversary of the issue date.

STATE VARIATIONS
Where required by state law, there may be variations in the Contract covered by a special form of the Contract for your State. As a result, your Contract may differ from this prospectus. Your actual Contract, with any endorsements, amendments and riders, is the controlling document. We have the right to change the Contract to meet applicable state laws or regulations.

New Contracts are not currently being offered for sale. Existing Contractowners may continue to make additional payments under their respective Contract.

DISTRIBUTION OF THE CONTRACT
We sell the Contract solely through individuals who, in addition to being licensed as insurance agents, are registered representatives of FIC,

which is one of our affiliates. FIC is a registered broker-dealer under the Securities Exchange Act of 1934, and a member of the National Association of Securities Dealers. FIC’s executive offices are located at 110 Wall Street, New York, NY 10005. We reserve the right to sell the Contracts directly.

Representatives are paid up to 57.1% of the sales charge imposed on the sale of a Contract. Representatives may receive additional amounts through compensation overrides, expense allowances, bonuses and training allowances. Representatives may also qualify for non-cash compensation and awards based on productivity and persistency factors. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Contractowners or the Separate Account.

REPORTS
At least twice each year, we will send a report to you that contains financial information about the Funds as required by applicable law.

In addition, at least once each year, we will send a statement that gives you financial information about your Contract.

If several members of the same household each own a Contract, we may send only one such report or prospectus to that address, unless you instruct us otherwise. You may receive additional copies by calling or writing us.

FINANCIAL STATEMENTS
The Financial Statements of First Investors Life and for the Separate Account are in the SAI.

SEC file numbers:
Separate Account C: 003-33419/811-06130

To: First Investors Life Insurance Company Raritan Plaza 1 Edison, New Jersey 08837

Request for Statement of Additional Information

I would like to receive a current copy of the following: (check all appropriate boxes below)

❒ The Statement of Additional Information for First Investors Life Variable Annuity Fund C (Separate Account C) and First Investors Life Variable Annuity Fund D (Separate Account D).

❒ The Statement of Additional Information for First Investors Life Series Funds.

From:
(name)

Contract number:
Address:

Phone number:

❒ Check if this is a change of address.

FIRST INVESTORS LIFE VARIABLE ANNUITY FUND C

FIRST INVESTORS LIFE VARIABLE ANNUITY FUND D

INDIVIDUAL VARIABLE ANNUITY CONTRACTS

OFFERED BY

FIRST INVESTORS LIFE INSURANCE COMPANY

Statement of Additional Information dated May 1, 2010

This Statement of Additional Information (“SAI”) is not a Prospectus and should be read in conjunction with the Prospectuses for the variable annuity contracts funded by First Investors Life Variable Annuity Fund C and First Investors Life Variable Annuity Fund D, dated May 1, 2010  which may be obtained at no cost by writing to First Investors Life Insurance Company, Raritan Plaza 1, Edison, New Jersey 08837, or by telephoning (800) 342-7963 or by visiting our website at www.firstinvestors.com.  First Investors Life Variable Annuity Fund C currently funds two variable annuity contracts: an individual variable annuity contract called the “Tax Tamer I” and an individual variable annuity contract called the “First Choice.”  First Investors Life Variable Annuity Fund D currently funds an individual variable annuity contract called the “Tax Tamer II.”

The terms in this SAI have the same meaning as in the Prospectuses.

GENERAL DESCRIPTION

First Investors Life Insurance Company.  First Investors Life Insurance Company, 110 Wall Street, New York, New York 10005 ("FIL" or "First Investors Life"), a stock life insurance company incorporated under the laws of the State of New York in 1962, writes life insurance, annuities and accident and health insurance.  First Investors Consolidated Corporation ("FICC"), a holding company, owns all of the voting common stock of First Investors Management Company, Inc. ("FIMCO" or "Adviser") and all of the outstanding stock of First Investors Life, First Investors Corporation ("FIC" or "Underwriter") and Administrative Data Management Corp., the transfer agent for First Investors Life Series Funds (“Life Series Funds”).  Kathryn Head and members of her family control FICC and, therefore, the Adviser and First Investors Life.

The following chart provides information about the Officers and Directors of First Investors Life.

Name	FIL Office	Principal Occupation for Last Five Years
Jay G. Baris	Director	Partner, Kramer Levin Naftalis & Frankel LLP, New York, Attorneys.
Carol Lerner Brown	Secretary	Assistant Secretary, FIC; Secretary, FIMCO and FICC.
Glenn T. Dallas	Director	Retired since April 1996.
William H. Drinkwater	Director, Senior Vice President and Chief Actuary	Senior Vice President and Chief Actuary, FIL since August 2003; President, FIL, January 2000 – August 2003.
Lawrence M. Falcon	Senior Vice President, Comptroller	Senior Vice President and Comptroller, FIL.
Lawrence A. Fauci	Director	Consultant and Director, FIC.
Robert M. Flanagan	Vice President and Director	Vice President FIL since June 2001; President, FIC; Senior Vice President FIC 2000-2001; Vice President FICC since June 1997.
Richard H. Gaebler	Director	Retired since January, 2000.
Kathryn S. Head	Chairman and Director	Chairman, President and Director, FICC, FIMCO and ADM; Chairman, CEO and Director, FIC; Chairman and Director, First Investors Federal Savings Bank.
Jason Helbraun	Assistant Vice President	Assistant Vice President, FIL since May 2006; Corporate Actuary, FIL July 2005 – May 2006; Financial Actuary at Inviva, Inc., 2003 to 2005; Actuarial Associate at KPMG LLP prior thereto.
Scott Hodes	Director	Partner, Bryan Cave LLP, Chicago, Illinois since 2003.
William M. Lipkus	Vice President, Chief Financial Officer, Treasurer and Director	Chief Financial Officer, FIC since December 1997 and FICC since June 1997; Vice President, FIL since May 1996; Chief Financial Officer since May 1998; Chief Accounting Officer since June 1992.
Glen Mueller	Vice President and Chief Underwriter	Vice President and Chief Underwriter, FIL; Vice President and Life Chief Underwriter, C.N.A. November 2002-June 2004.
Jackson Ream	Director	Retired since January 1999.
Nelson Schaenen Jr.	Director	Retired since January 2002.
David Schimmel	Assistant Vice President	Assistant Vice President, FIL since July 2006; Manager, FIL January 2001 – July 2006.
John Shey	Assistant Vice President	Assistant Vice President, FIL since May 2006; Actuary, FIL January 2002 – April 2006.

2

Carol E. Springsteen	President and Director	President and Director, FIL; Vice President, Individual Policy Services, New York Life Insurance Company until August, 2003.
Clark D. Wagner	Director
Director of Fixed Income, FIMCO; Vice President, First Investors Multi-State Insured Tax Free Fund, First Investors New York Insured Tax Free Fund, Inc., First Investors Government Fund, Inc., First Investors Series Fund, First Investors Insured Tax Exempt Fund, Inc, First Investors Insured Tax Exempt Fund II, and First Investors Insured Intermediate Tax Exempt Fund.

Separate Account Assets.  First Investors Life Variable Annuity Fund C ("Separate Account C") was established on December 21, 1989.  First Investors Life Variable Annuity Fund D (“Separate Account D”) was established on April 8, 1997.  Each Separate Account was established under the provisions of the New York Insurance Law.  Each Separate Account’s assets are segregated from the assets of First Investors Life, and that portion of each Separate Account’s assets having a value equal to, or approximately equal to, the reserves and contract liabilities under the Contracts for the respective Separate Account are not chargeable with liabilities arising out of any other business of First Investors Life.  Each Separate Account is registered with the Securities and Exchange Commission (“Commission”) as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"), but such registration does not involve any supervision by the Commission of the management or investment practices or policies of the Separate Account.

The assets of each Separate Account are invested at net asset value in shares of a corresponding series (each a “Fund” and collectively “Funds”) of the Life Series Funds.  For example, the Blue Chip Subaccount invests in the Blue Chip Fund, the Government Subaccount invests in the Government Fund, and so on.  The Life Series Funds Prospectus describes the risks attendant to an investment in each Fund of the Life Series Funds.   The Life Series Funds contains twelve separate Funds:  Blue Chip Fund, Cash Management Fund, Discovery Fund, Government Fund, Growth & Income Fund, High Yield Fund, International Fund, Investment Grade Fund, Select Growth Fund, Target Maturity 2010 Fund, Target Maturity 2015 Fund and Value Fund.  All of these Funds are available under the Tax Tamer I and Tax Tamer II Contracts, and all but the Target Maturity 2010 Fund are available under the First Choice Contract.

SERVICES

Custodian.  First Investors Life, subject to applicable laws and regulations, is the custodian of the securities of the Subaccounts of Separate Account C and Separate Account D.

Independent Registered Accounting Firm.  TAIT, WELLER & BAKER LLP, 1818 Market Street, Philadelphia, PA 19103, an independent registered accounting firm, has been selected as the independent accountants for Separate Account C and Separate Account D.  First Investors Life pays TAIT, WELLER & BAKER LLP a fee for serving as the independent accountants for each Separate Account which is set by the Audit Committee of the Board of Directors of First Investors Life.

Underwriter.  First Investors Life and each Separate Account have entered into an Underwriting Agreement with FIC.  FIC, an affiliate of First Investors Life and of the Adviser, has its principal business address at 110 Wall Street, New York, New York 10005.  For the fiscal years ended December 31, 2007, 2008 and 2009, FIC received fees from Separate Account C of $102,349 and $63,531 and $38,844, respectively, in connection with the distribution of the Contracts in a continuous offering.  For the fiscal years ended December 31, 2007, 2008 and 2009, FIC received fees from Separate Account D of $919,909 and $771,689 and $478,651, respectively, in connection with the distribution of the Contracts in a continuous offering.

First Investors Life anticipates continuing to offer new Tax Tamer II and First Choice Contracts, but reserves the right to discontinue either of these offerings.  New Tax Tamer I Contracts

3

are not currently being offered for sale.  Existing Tax Tamer I Contractowners may, however, continue to make additional premium payments to their existing Contracts.

The Contracts for both Separate Accounts are sold by insurance agents licensed to sell variable annuities, who are registered representatives of the Underwriter or broker-dealers who have sales agreements with the Underwriter.

VALUATION

Value of an Accumulation Unit.  For each Subaccount of Separate Account C and each Subaccount of Separate Account D, the value of an Accumulation Unit was arbitrarily initially set at $10.00.  The value of an Accumulation Unit for any subsequent Valuation Period is determined by multiplying the value of an Accumulation Unit for the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the Accumulation Unit Value is being calculated (see Appendix I, Example B).  The investment performance of each Fund, and expenses and deductions of certain charges, affect the Accumulation Unit Value.  The value of an Accumulation Unit for the Subaccounts may increase or decrease from Valuation Period to Valuation Period.

Net Investment Factor.  The Net Investment Factor for each Subaccount for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)	is the net result of:

the net asset value per share of the applicable Fund determined at the end of the current Valuation Period, plus the per share amount of any dividend or capital gains distributions made by the applicable Fund if the “ex-dividend” date occurs during the current Valuation Period.

(b)	is the net asset value per share of the applicable Fund determined as of the end of the immediately preceding Valuation Period.

(c)
is a factor representing the charges deducted for mortality and expense risks.  For Separate Account C, such factor is equal on an annual basis to 1.00% of the daily net asset value of the applicable Subaccount.  For Separate Account D, such factor is equal on an annual basis to 1.40% of the daily net assets value of the applicable Subaccount.

The Net Investment Factor may be greater or less than one, and therefore, the value of an Accumulation Unit for any Subaccount may increase or decrease.  (For an illustration of this calculation, see Appendix I, Example A.)

Value of Amounts Allocated to the Fixed Account.  The First Choice Contract also allows Contractowners to allocate value to the Fixed Account.  The Accumulation Value in a First Choice Contract thus consists of the Subaccount Accumulation Value in each Subaccount to which a Contractowner allocates value, which is based on the Accumulation Unit values described above, and the Fixed Account Accumulation Value.  The Fixed Account Accumulation Value at any time is equal to the amount determined as described in the First Choice Contract’s prospectus under the heading “THE CONTRACT IN DETAIL: THE ACCUMULATION PHASE – Fixed Account Accumulation Value.”

Value of an Annuity Unit.  For each Subaccount of Separate Account C and each Subaccount of Separate Account D, the value of an Annuity Unit was arbitrarily initially set at $10.00.  The value of an Annuity Unit for any subsequent Valuation Period is determined by multiplying the Annuity Unit Value for the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the Annuity Unit Value is being calculated, and multiplying the result by an interest factor to offset the effect of an investment earnings rate of 3.5% per annum (or 3.0% or a different rate chosen by a Contractowner for First Choice Contracts), which is assumed in the Annuity

4

Tables contained in the Contracts.  (For an illustration of this calculation, see Appendix III, Example A.)

Amount of Annuity Payments.  When annuity payments are to commence, the Accumulated Value (or the Accumulation Value for First Choice Contracts) to be applied to a variable annuity option will be determined by multiplying the value of an Accumulation Unit for the Business Day (or the Valuation Date for First Choice Contracts) on or immediately preceding the seventh day before the Annuity Commencement Date (or the Maturity Date for First Choice Contracts) by the number of Accumulation Units owned.  This seven day period is used to permit calculation of amounts of annuity payments and mailing of checks in advance of the due date.  At that time any applicable Premium taxes not previously deducted may be deducted from the Accumulated Value to determine the net Accumulated Value.  For First Choice Contracts, the net amount to be applied to an Annuity Option, the Net Accumulation Value, consists of the amounts derived from the Accumulation Units, as described above, as well as the Fixed Account Accumulation Value.  The resultant value is then applied to the Annuity Tables set forth in the Contract to determine the amount of the first monthly annuity payment.  The Contract contains Annuity Tables setting forth the amount of the first monthly installment for each $1,000 of Accumulated Value applied.  These Annuity Tables vary according to the Annuity Option selected by the Contractowner and according to the sex and adjusted age of the Annuitant and any Joint Annuitant at the Annuity Commencement Date.  The Contracts contain a formula for determining the adjusted age. The Annuity Tables are determined from the Progressive Annuity Table with interest at 3.5% per year and assumes births prior to 1900, adjusted by a setback of four years of age for persons born 1900 and later and an additional setback of one year of age for each completed five years by which the year of birth is later than 1900, except for First Choice Contracts. For First Choice Contracts the Annuity Tables are determined from the A2000 Individual Annuitant Mortality Table Age Last Birthday and an Assumed Investment Return of 3.00% or a different rate chosen by the Contractowner and the adjusted age is the age of the annuitant minus one year for each completed 10-year period measured from the year 2000 to the date of Annuity Payment Option commencement.  Annuity Tables used by other insurers may provide greater or less benefits to the Annuitant.

The dollar amount of the first monthly Variable Payment, based on the Subaccount determined as above, is divided by the value of an Annuity Unit for the Subaccount for the Business Day on or immediately preceding the seventh day before the Annuity Commencement Date to establish the number of Annuity Units representing each monthly payment under the Subaccount.  This seven day period is used to permit calculation of amounts of annuity payments and mailing of checks in advance of the due date.  This number of Annuity Units remains fixed for all variable annuity payments.  The dollar amount of the second and subsequent variable annuity payments is determined by multiplying the fixed number of Annuity Units for the Subaccount by the applicable value of an Annuity Unit Value for the Business Day on or immediately preceding the seventh day before the due date of the payment.  The value of an Annuity Unit will vary with the investment performance of the corresponding Fund, and, therefore, the dollar amount of the second and subsequent variable annuity payments may change from month to month.  (For an illustration of the calculation of the first and subsequent Variable Payments, see Appendix III, Examples B, C and D.)

A fixed annuity provides annuity payments which remain fixed as to dollar amount throughout the payment period and is based on an assumed interest rate of 3.5% (or 2.5% for the First Choice Contract) per year built into the Annuity Tables in the Contract.

OTHER INFORMATION

Time of Payments.  All payments due under the Contracts will ordinarily be made within seven days of the payment due date or within seven days after the date of receipt of a request for partial surrender or termination.  However, First Investors Life reserves the right to suspend or postpone the date of any payment due under the Contracts (1) for any period during which the New York Stock Exchange (“NYSE”) is closed (other than customary weekend and holiday closings) or during which trading on the NYSE, as determined by the Commission, is restricted; (2) for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held by the Fund is not reasonably practical or it is not reasonably practical to determine the value of the Fund’s net assets; or (3) for such other periods as the Commission may by order permit for

5

the protection of security holders or as may be permitted under the 1940 Act.  In addition, for the First Choice Contract, First Investors Life may defer for up to six months the payment of any full or partial surrender of amounts allocated to the Fixed Account.

Reports to Contractowners.  First Investors Life will mail to each Contractowner, at the last known address of record at the Home Office of First Investors Life, at least annually, a report containing such information as may be required by any applicable law or regulation and a statement of the Accumulation Units credited to the Contract for each Subaccount and the Accumulation Unit Values.  In addition, latest available reports of the Life Series Funds will be mailed to each Contractowner.

Assignment.  Any amounts payable under the Contracts may not be commuted, alienated, assigned or otherwise encumbered before they are due.  To the extent permitted by law, no such payments shall be subject in any way to any legal process to subject them to payment of any claims against any Annuitant, Joint Annuitant or Beneficiary.  The Contracts may be assigned.  No assignment of a Contract shall be binding on First Investors Life unless such assignment is in writing and is filed with First Investors Life at its home office.

RELEVANCE OF FINANCIAL STATEMENTS

The values of the interests of Contractowners under the variable portion of the Contracts will be affected solely by the investment results of each Separate Account’s Subaccounts.  The financial statements of First Investors Life as contained herein should be considered only as bearing upon First Investors Life’s ability to meet its obligations to Contractowners under the Contracts, and they should not be considered as bearing on the investment performance of the Subaccounts.

6

APPENDICES

APPENDIX I

EXAMPLE A
Formula and Illustration for Determining
the Net Investment Factor of a Subaccount
of Separate Account C

Net Investment Factor =	A + B	- D
C

Where:

A =		The Net Asset Value of a Fund share as of the end of the current
		Valuation Period.
		Assume	=	$8.51000000
B =		The per share amount of any dividend or capital gains distribution
		since the end of the immediately preceding Valuation Period.
		Assume	=	0
C =		The Net Asset Value of a Fund share as of the end of the immediately
		preceding Valuation Period.
		Assume	=	$8.39000000
D =		The daily deduction for mortality and expense risks, which totals 1.0%
		on an annual basis.
		On a daily basis	=	.00002740

	Then, the Net Investment Factor =	8.51000000 + 0 - .00002740	=	1.01427534
		8.39000000

Formula and Illustration for Determining
the Net Investment Factor of a Subaccount
of Separate Account D

Net Investment Factor =	A + B	- D
C

Where:

A =	The Net Asset Value of a Fund share as of the end of the current
	Valuation Period.
	Assume	=	$8.51000000
B =	The per share amount of any dividend or capital gains distribution
	since the end of the immediately preceding Valuation Period.
	Assume	=	0
C =	The Net Asset Value of a Fund share as of the end of the immediately
	preceding Valuation Period.
	Assume	=	$8.39000000
D =	The daily deduction for mortality and expense risks and administration,
	which totals 1.4% on an annual basis.
	On a daily basis	=	.00003836

Then, the Net Investment Factor =	8.51000000 + 0	- .00003836	=	1.01426438
8.39000000

7

EXAMPLE B
Formula and Illustration for Determining
Accumulation Unit Value of a Subaccount
of Separate Account C

Accumulation Unit Value = A x B
Where:

A =	The Accumulation Unit Value for the immediately preceding Valuation
	Period.
	Assume	=	$1.46328760
B =	The Net Investment Factor for the current Valuation Period.
	Assume	=	1.01427534

Then, the Accumulation Unit Value = $1.46328760 x 1.01427534		=	1.48417653

Formula and Illustration for Determining
Accumulation Unit Value of a Subaccount
of Separate Account D

Accumulation Unit Value = A x B
Where:

A =	The Accumulation Unit Value for the immediately preceding Valuation
	Period.
	Assume	=	$1.46328760
B =	The Net Investment Factor for the current Valuation Period.
	Assume	=	1.01426438

Then, the Accumulation Unit Value = $1.46328760 x 1.01426438		=	1.48416049

8

APPENDIX II

EXAMPLE A
Formula and Illustration for Determining
Death Benefit Payable Under
Annuity Option 4-Unit Refund Life Annuity
For Separate Account C (Tax Tamer I only) and Separate Account D

Upon the death of the Annuitant, the designated Beneficiary under this option will receive under a Separate Account a lump sum death benefit of the then dollar value of a number of Annuity Units computed using the following formula:

Annuity Units Payable =	A	- (CxD), if	A	is greater than CxD
	B		B

Where:

A =	The Net Accumulated Value applied on the Annuity Commencement Date to
	purchase the Variable Annuity.
	Assume	=	$20,000.00

B =	The Annuity Unit Value at the Annuity Commencement Date.
	Assume	=	$1.08353012

C =	The number of Annuity Units represented by each payment made.
	Assume	=	116.61488844

D =	The total number of monthly Variable Annuity Payments made prior
	to the Annuitant’s death.
	Assume	=	30

Then the number of Annuity Units Payable:

$20,000.00	- (116.61488844 x 30)
$1.08353012

=           18,458.18554633  - 3,498.44665320

=           14,959.73889313

If the value of an Annuity Unit on the date of receipt of notification of death was $1.12173107 then the amount of the death benefit under the Separate Account would be:

14,959.73889313 x $1.12173107 = $16,780.80

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APPENDIX III

EXAMPLE A

Formula and Illustration for Determining
Annuity Unit Value of
Separate Account C and Separate Account D

Annuity Unit Value = A x B x C

Where:

A =	Annuity Unit Value of the immediately preceding Valuation Period.
	Assume	=	$1.10071211

B =	Net Investment Factor for the Valuation Period for which the Annuity
	Unit is being calculated.
	Assume	=	1.00083530

C =	A factor to neutralize the assumed interest rate of 3½% built into
	the Annuity Tables used.
	Daily factor equals	=	0.99990575

Then, the Annuity Value is:

$1.10071211 x 1.00083530 x 0.99990575 = $1.10152771

EXAMPLE B

Formula and Illustration for Determining
Amount of First Monthly Variable Annuity Payment from
Separate Account C and Separate Account D

First Monthly Variable annuity Payment =	A	x B
$1,000

Where:

A =	The Net Accumulated Value allocated to Separate Account C for the
	Business Day on or immediately preceding the seventh day
	before the Annuity Commencement Date.
	Assume	=	$20,000.00

B =	The Annuity purchase rate per $1,000 based upon the option
	selected, the sex and adjusted age of the Annuitant
	according to the Annuity Tables contained in the Contract.
	Assume	=	$6.40

Then, the first Monthly Variable Payment =	$20,000	x $6.40 = $128.00
$1,000

10

EXAMPLE C

Formula and Illustration for Determining
the Number of Annuity Units for Separate Account C and Separate Account D
Represented by Each Monthly Variable Annuity Payment

Number of Annuity Units =	A
B

Where:

A =	The dollar amount of the first monthly Variable Annuity Payment.
	Assume	=	$128.00

B =	The Annuity Unit Value for the Business Day on or immediately
	preceding the seventh day before the Annuity Commencement Date.
	Assume	=	$1.09763000

Then, the number of Annuity Units =	$128.00 = 116.61488844
$1.09763000

EXAMPLE D

Formula and Illustration for Determining
the Amount of Second and Subsequent Monthly Variable
Annuity Payments From Separate Account C and Separate Account D

Second Monthly Variable Annuity Payment = A x B

Where:

A =	The Number of Annuity Units represented by each monthly
	Variable Annuity Payment.
	Assume	=	116.61488844

B =	The Annuity Unit Value for the Business Day on or immediately
	preceding the seventh day before the date on which the
	second (or subsequent) Variable Annuity Payment is due.
	Assume	=	$1.11834234

Then, the second monthly Variable Annuity Payment = 116.61488844 x $1.11834234 = $130.42

The above example was based upon the assumption of an increase in the Annuity Unit Value since the initial Variable Annuity Payment due to favorable investment results of the Separate Account and the Fund.  If the investment results were less favorable, a decrease in the Annuity Unit Value and in the second monthly Variable Annuity Payment could result.  Assume B above was $1.08103230.

Then, the second monthly Variable Annuity Payment = 116.61488844 x $1.08103230 = $126.06

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Financial Statements
as of
December 31, 2009

12

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
First Investors Life Insurance Company
New York, New York

We have audited the accompanying statement of assets and liabilities of each of the individual sub-accounts disclosed in Note 1 which comprise First Investors Life Variable Annuity Fund C (a separate account of First Investors Life Insurance Company, registered as a unit investment trust under the Investment Company Act of 1940) (“Separate Account C”), as of December 31, 2009, and the related statements of operations for the year then ended and of changes in net assets for the years ended December 31, 2009 and 2008 for each of the individual sub-accounts which comprise Separate Account C.   These financial statements are the responsibility of the Company's management.   Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards of the Public Company Accounting Oversight Board (United States).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.   We were not engaged to perform an audit of Separate Account C’s internal control over financial reporting.   Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of Separate Account C’s internal control over financial reporting.   Accordingly, we express no such opinion.   An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.   Our procedures included confirmation of securities owned at December 31, 2009 by correspondence with Separate Account C’s custodian.   We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise Separate Account C as of December 31, 2009, and the results of their operations for the year then ended for each of the individual sub-accounts and the changes in their net assets for the years ended December 31, 2009 and 2008, in conformity with accounting principles generally accepted in the United States of America.

      TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
March 9, 2010

1

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2009

	Cash		Growth &
	Management	High Yield	Income	Discovery
ASSETS
Investments at net asset value (Note 3):
First Investors Life Series Fund	$4,831,596	$12,861,960	$53,493,706	$29,154,525

LIABILITIES
Payable to First Investors
Life Insurance Company	4,046	10,604	44,164	23,699

NET ASSETS	$4,827,550	$12,851,356	$53,449,542	$29,130,826
Net assets represented by
Contracts in accumulation period	$4,827,550	$12,851,356	$53,449,542	$29,130,826

See notes to financial statements.
2

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C

STATEMENT OF ASSETS AND LIABILITIES
(Continued)

December 31, 2009

			Select
	Blue Chip	International	Growth	Government
ASSETS
Investments at net asset value (Note 3):
First Investors Life Series Fund	$38,096,106	$23,931,752	$2,023,898	$11,470,295

LIABILITIES
Payable to First Investors
Life Insurance Company	31,782	19,853	1,682	9,651

NET ASSETS	$38,064,324	$23,911,899	$2,022,216	$11,460,644
Net assets represented by
Contracts in accumulation period	$38,064,324	$23,911,899	$2,022,216	$11,460,644

See notes to financial statements.
3

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C

STATEMENT OF ASSETS AND LIABILITIES
(Continued)

December 31, 2009

			Target	Target
	Investment		Maturity	Maturity
	Grade	Value	2010	2015
ASSETS
Investments at net asset value (Note 3):
First Investors Life Series Fund	$14,779,523	$22,142,421	$5,866,983	$6,475,746

LIABILITIES
Payable to First Investors
Life Insurance Company	12,320	18,431	4,899	5,520

NET ASSETS	$14,767,203	$22,123,990	$5,862,084	$6,470,226
Net assets represented by
Contracts in accumulation period	$14,767,203	$22,123,990	$5,862,084	$6,470,226

See notes to financial statements.
4

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C

STATEMENT OF OPERATIONS

Year ended December 31, 2009

	Cash		Growth &
	Management	High Yield	Income	Discovery
INVESTMENT INCOME
Income:
Dividends	$10,282	$1,156,361	$954,591	$336,202

Expenses:
Mortality and expense risks (Note 5)	55,953	115,992	479,505	258,389

NET INVESTMENT INCOME (LOSS)	(45,671)	1,040,369	475,086	77,813

REALIZED GAINS ON INVESTMENTS
Realized gain distributions	-	-	-	-

UNREALIZED APPRECIATION
(DEPRECIATION) ON INVESTMENTS
Beginning of year	-	(12,187,653)	(4,011,656)	(7,249,365)

End of year	-	(9,880,149)	7,056,246	(597,432)

Change in unrealized appreciation (depreciation)
on investments	-	2,307,504	11,067,902	6,651,933

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$(45,671)	$3,347,873	$11,542,988	$6,729,746

See notes to financial statements.
5

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C

STATEMENT OF OPERATIONS
(Continued)

Year ended December 31, 2009

			Select
	Blue Chip	International	Growth	Government
INVESTMENT INCOME
Income:
Dividends	$796,208	$1,003,781	$-	$485,313

Expenses:
Mortality and expense risks (Note 5)	350,088	214,767	18,780	116,995

NET INVESTMENT INCOME (LOSS)	446,120	789,014	(18,780)	368,318

REALIZED GAINS ON INVESTMENTS
Realized gain distributions	-	-	-	-

UNREALIZED APPRECIATION
(DEPRECIATION) ON INVESTMENTS
Beginning of year	(1,296,682)	(5,464,755)	(1,711,617)	148,114

End of year	4,793,250	(1,934,711)	(1,530,474)	159,168

Change in unrealized appreciation (depreciation)
on investments	6,089,932	3,530,044	181,143	11,054

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$6,536,052	$4,319,058	$162,363	$379,372

See notes to financial statements.
6

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C

STATEMENT OF OPERATIONS
(Continued)

Year ended December 31, 2009

			Target	Target
	Investment		Maturity	Maturity
	Grade	Value	2010	2015
INVESTMENT INCOME
Income:
Dividends	$842,695	$657,798	$362,205	$278,100

Expenses:
Mortality and expense risks (Note 5)	136,919	203,000	62,703	68,261

NET INVESTMENT INCOME	705,776	454,798	299,502	209,839

REALIZED GAINS ON INVESTMENTS
Realized gain distributions	-	-	85,200	10,191

UNREALIZED APPRECIATION
(DEPRECIATION) ON INVESTMENTS
Beginning of year	(2,430,276)	(2,393,360)	1,658,685	1,875,128

End of year	(704,232)	812,195	1,189,935	1,425,552

Change in unrealized appreciation (depreciation)
on investments	1,726,044	3,205,555	(468,750)	(449,576)

NET INCREASE (DECREASE) IN
NET ASSETS RESULTING FROM OPERATIONS	$2,431,820	$3,660,353	$(84,048)	$(229,546)

See notes to financial statements.
7

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C

STATEMENTS OF CHANGES IN NET ASSETS

Years ended December 31,

	Cash
	Management		High Yield
	2009	2008	2009	2008
Increase (Decrease) in Net Assets
From Operations
Net investment income (loss)	$(45,671)	$69,735	$1,040,369	$1,126,967
Realized gain distributions	-	-	-	-
Change in unrealized appreciation
(depreciation) on investments	-	-	2,307,504	(5,183,857)
Net increase (decrease) in net assets
resulting from operations	(45,671)	69,735	3,347,873	(4,056,890)

From Contract Transactions
Net insurance premiums from
contract owners	34,370	9,192	37,471	92,883
Transfers between sub-accounts	773,811	1,287,666	45,971	(367,147)
Transfers for contract benefits
and terminations	(1,985,099)	(3,555,774)	(1,164,315)	(1,907,507)

Increase (decrease) in net assets
derived from contract transactions	(1,176,918)	(2,258,916)	(1,080,873)	(2,181,771)

Net increase (decrease) in net assets	(1,222,589)	(2,189,181)	2,267,000	(6,238,661)

Net Assets
Beginning of year	6,050,139	8,239,320	10,584,356	16,823,017

End of year	$4,827,550	$6,050,139	$12,851,356	$10,584,356

See notes to financial statements.
8

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C

STATEMENTS OF CHANGES IN NET ASSETS
(Continued)

Years ended December 31,

	Growth & Income		Discovery
	2009	2008	2009	2008
Increase (Decrease) in Net Assets
From Operations
Net investment income (loss)	$475,086	$362,344	$77,813	$(198,545)
Realized gain distributions	-	5,759,114	-	2,036,092
Change in unrealized appreciation
(depreciation) on investments	11,067,902	(35,184,847)	6,651,933	(15,702,694)
Net increase (decrease) in net assets
resulting from operations	11,542,988	(29,063,389)	6,729,746	(13,865,147)

From Contract Transactions
Net insurance premiums from
contract owners	151,470	252,106	79,683	163,524
Transfers between sub-accounts	(791,994)	(1,430,755)	(411,041)	(855,428)
Transfers for contract benefits
and terminations	(6,010,181)	(9,068,346)	(2,468,325)	(4,858,035)

Increase (decrease) in net assets
derived from contract transactions	(6,650,705)	(10,246,995)	(2,799,683)	(5,549,939)

Net increase (decrease) in net assets	4,892,283	(39,310,384)	3,930,063	(19,415,086)

Net Assets
Beginning of year	48,557,259	87,867,643	25,200,763	44,615,849

End of year	$53,449,542	$48,557,259	$29,130,826	$25,200,763

See notes to financial statements.
9

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C

STATEMENTS OF CHANGES IN NET ASSETS
(Continued)

Years ended December 31,

	Blue Chip		International
	2009	2008	2009	2008
Increase (Decrease) in Net Assets
From Operations
Net investment income (loss)	$446,120	$296,127	$789,014	$(261,559)
Realized gain distributions	-	-	-	4,629,048
Change in unrealized appreciation
(depreciation) on investments	6,089,932	(19,559,019)	3,530,044	(21,990,410)
Net increase (decrease) in net assets
resulting from operations	6,536,052	(19,262,892)	4,319,058	(17,622,921)

From Contract Transactions
Net insurance premiums from
contract owners	112,651	182,920	91,013	124,503
Transfers between sub-accounts	(521,438)	(1,594,824)	(422,605)	100,133
Transfers for contract benefits
and terminations	(4,634,154)	(7,062,050)	(2,295,995)	(4,352,418)

Increase (decrease) in net assets
derived from contract transactions	(5,042,941)	(8,473,954)	(2,627,587)	(4,127,782)

Net increase (decrease) in net assets	1,493,111	(27,736,846)	1,691,471	(21,750,703)

Net Assets
Beginning of year	36,571,213	64,308,059	22,220,428	43,971,131

End of year	$38,064,324	$36,571,213	$23,911,899	$22,220,428

See notes to financial statements.
10

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C

STATEMENTS OF CHANGES IN NET ASSETS
(Continued)

Years ended December 31,

	Select Growth		Government
	2009	2008	2009	2008
Increase (Decrease) in Net Assets
From Operations
Net investment income (loss)	$(18,780)	$(21,104)	$368,318	$371,486
Realized gain distributions	-	25,220	-	-
Change in unrealized appreciation
(depreciation) on investments	181,143	(1,328,163)	11,054	269,081
Net increase (decrease) in net assets
resulting from operations	162,363	(1,324,047)	379,372	640,567

From Contract Transactions
Net insurance premiums from
contract owners	30,703	50,738	30,345	22,912
Transfers between sub-accounts	107,475	686,006	946,580	1,467,382
Transfers for contract benefits
and terminations	(174,665)	(238,199)	(1,462,563)	(1,498,152)

Increase (decrease) in net assets
derived from contract transactions	(36,487)	498,545	(485,638)	(7,858)

Net increase (decrease) in net assets	125,876	(825,502)	(106,266)	632,709

Net Assets
Beginning of year	1,896,340	2,721,842	11,566,910	10,934,201

End of year	$2,022,216	$1,896,340	$11,460,644	$11,566,910

See notes to financial statements.
11

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C

STATEMENTS OF CHANGES IN NET ASSETS
(Continued)

Years ended December 31,

	Investment Grade		Value
	2009	2008	2009	2008
Increase (Decrease) in Net Assets
From Operations
Net investment income (loss)	$705,776	$717,064	$454,798	$301,940
Realized gain distributions	-	-	-	-
Change in unrealized appreciation
(depreciation) on investments	1,726,044	(2,720,485)	3,205,5855	(10,052,454)
Net increase (decrease) in net assets
resulting from operations	2,431,820	(2,003,421)	3,660,353	(9,750,514)

From Contract Transactions
Net insurance premiums from
contract owners	45,305	49,423	72,106	86,932
Transfers between sub-accounts	792,875	603,752	(438,028)	(378,450)
Transfers for contract benefits
and terminations	(1,581,299	(2,416,867)	(2,648,375)	(3,685,108)

Increase (decrease) in net assets
derived from contract transactions	(743,119)	(1,763,692)	(3,014,297)	(3,976,626)

Net increase (decrease) in net assets	1,688,701	(3,767,113)	646,056	(13,727,140)

Net Assets
Beginning of year	13,078,502	16,845,615	21,477,934	35,205,074

End of year	$14,767,203	$13,078,502	$22,123,990	$21,477,934

See notes to financial statements.
12

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C

STATEMENTS OF CHANGES IN NET ASSETS
(Continued)

Years ended December 31,

	Target Maturity 2010		Target Maturity 2015
	2009	2008	2009	2008
Increase (Decrease) in Net Assets
From Operations
Net investment income (loss)	$299,502	$303,736	$209,839	$193,363
Realized gain distributions	85,200	24,573	10,191	-
Change in unrealized appreciation
(depreciation) on investments	(468,750)	119,317	(449,576)	683,284
Net increase (decrease) in net assets
resulting from operations	(84,048)	447,626	(229,546)	876,647

From Contract Transactions
Net insurance premiums from
contract owners	22,031	25,363	17,092	99,192
Transfers between sub-accounts	(172,588)	60,236	90,982	421,429
Transfers for contract benefits
and terminations	(785,833)	(1,075,802)	(718,818)	(790,092)

Increase (decrease) in net assets
derived from contract transactions	(936,390)	(990,203)	(610,744)	(269,471)

Net increase (decrease) in net assets	(1,020,438)	(542,577)	(840,290)	607,176

Net Assets
Beginning of year	6,882,522	7,425,099	7,310,516	6,703,340

End of year	$5,862,084	$6,882,522	$6,470,226	$7,310,516

See notes to financial statements.
13

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C

NOTES TO FINANCIAL STATEMENTS

December 31, 2009

NOTE 1 — ORGANIZATION

First Investors Life Variable Annuity Fund C (“Separate Account C”), a unit investment trust registered under the Investment Company Act of 1940 (the 1940 Act), is a segregated investment account established by First Investors Life Insurance Company (“FIL”) and exists in accordance with the regulations of the New York State Insurance Department.   Assets of Separate Account C have been used to purchase shares of First Investors Life Series Fund (the “Fund”), an open-end diversified management investment company registered under the 1940 Act.   The contract holder directs the deposits into the sub-accounts that comprise Separate Account C and bear the investment risk that the sub-accounts may not meet their stated investment objectives.   The sub-accounts invest in the following underlying fund portfolios:  Cash Management, High Yield, Growth & Income, Discovery, Blue Chip, International, Select Growth, Government, Investment Grade, Value, Target Maturity 2010, and Target Maturity 2015.

NOTE 2 — SIGNIFICANT ACCOUNTING PRACTICES

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period.   Actual results could differ from those estimates.

SUBSEQUENT EVENTS
Subsequent events after the balance sheet date through the date that the financial statements were available for issuance, March 9, 2010, have been evaluated in the preparation of the financial statements.

INVESTMENTS
Shares of the Funds held by Separate Account C are valued at net asset value per share of such Funds, which value its investment securities at fair value.   All distributions received from the Funds are reinvested to purchase additional shares of the Funds at net asset value.

INVESTMENT INCOME
Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

FEDERAL INCOME TAXES
Separate Account C is not taxed separately because its operations are part of the total operations of FIL, which is taxed as a life insurance company under the Internal Revenue Code.   Separate Account C will not be taxed as a regulated investment company under Subchapter M of the Code.   Under existing Federal income tax law, no taxes are payable on the investment income or on the capital gains of Separate Account C.

14

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C

NOTES TO FINANCIAL STATEMENTS
(Continued)

December 31, 2009

NOTE 3 — INVESTMENTS

Investments consist of the following at December 31, 2009:

	Shares	Net Asset Value	Market Value	Cost
First Investors Life Series Fund
Cash Management	4,831,596	$1.00	$4,831,596	$4,831,596
High Yield	2,059,721	6.24	12,861,960	22,742,109
Growth & Income	2,166,186	24.69	53,493,706	46,437,460
Discovery	1,165,093	25.02	29,154,525	29,751,957
Blue Chip	1,972,426	19.31	38,096,106	33,302,856
International	1,625,265	14.72	23,931,752	25,866,463
Select Growth	303,898	6.66	2,023,898	3,554,372
Government	1,114,226	10.29	11,470,295	11,311,127
Investment Grade	1,428,545	10.35	14,779,523	15,483,754
Value	1,645542	13.46	22,142,421	21,330,225
Target Maturity 2010	439,618	13.35	5,866,983	4,677,048
Target Maturity 2015	419,138	15.45	6,475,746	5,050,194

The cost of purchases and proceeds from sale of investments for the year ended December 31, 2009 were as follows:

	Purchases	Sales

Cash Management	$818,463	$2,042,260
High Yield	1,239,803	1,278,461
Growth & Income	1,106,061	7,277,626
Discovery	415,885	3,135,013
Blue Chip	908,859	5,504,445
International	1,094,794	2,931,576
Select Growth	138,178	193,343
Government	1,462,238	1,579,512
Investment Grade	1,680,875	1,716,728
Value	729,904	3,288,855
Target Maturity 2010	469,436	1,021,973
Target Maturity 2015	396,365	787,477

15

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C

NOTES TO FINANCIAL STATEMENTS
(Continued)

December 31, 2009

Separate Account C utilizes various methods to measure the fair value of its financial instruments on a recurring basis.   Generally accepted accounting principles establish a hierarchy that prioritizes inputs to valuation methods.   The three levels of inputs are described below:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including Separate Account C’s own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.   For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The summary of inputs used to value Separate Account C investments as of December 31, 2009 is as follows:

Level 2
		Other	Level 3
		Significant	Significant
	Level 1	Observable	Unobservable
Total	Quoted Prices	Inputs	Inputs

Cash Management	$4,831,596	$4,831,596	$-	$-
High Yield	12,861,960	12,861,960	-	-
Growth & Income	53,493,706	53,493,706	-	-
Discovery	29,154,525	29,154,525	-	-
Blue Chip	38,096,106	38,096,106	-	-
International	23,931,752	23,931,752	-	-
Select Growth	2,023,898	2,023,898	-	-
Government	11,470,295	11,470,295	-	-
Investment Grade	14,779,523	14,779,523	-	-
Value	22,142,421	22,142,421	-	-
Target Maturity 2010	5,866,983	5,866,983	-	-
Target Maturity 2015	6,475,746	6,475,746	-	-
	$225,128,511	$225,128,511	$-	$-

16

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C

NOTES TO FINANCIAL STATEMENTS
(Continued)

December 31, 2009

NOTE 4 — CHANGES IN UNITS

The changes in units outstanding for the years ended December 31, 2009 and 2008 were as follows:

2009			2008
Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Cash Management	75,131	(148,792)	(73,661)	128,649	(270,493)	(141,844)
High Yield	12,182	(50,540)	(38,358)	10,721	(79,896)	(69,175)
Growth & Income	5,788	(190,956)	(185,168)	2,198	(227,269)	(225,071)
Discovery	6,987	(85,657)	(78,670)	5,975	(130,460)	(124,485)
Blue Chip	4,514	(197,949)	(193,435)	2,660	(262,960)	(260,300)
International	3,355	(108,872)	(105,517)	11,276	(133,733)	(122,457)
Select Growth	30,850	(37,580)	(6,730)	82,007	(26,620)	55,387
Government	54,837	(75,646)	(20,809)	68,808	(69,112)	(304)
Investment Grade	40,113	(77,239)	(37,126)	40,427	(123,496)	(83,069)
Value	12,683	(206,075)	(193,392)	22,046	(222,242)	(200,196)
Target Maturity 2010	2,550	(45,791)	(43,241)	22,733	(68,977)	(46,244)
Target Maturity 2015	7,945	(39,031)	(31,086)	35,443	(49,870)	(14,427)

NOTE 5 – MORTALITY AND EXPENSE RISKS AND DEDUCTIONS

In consideration for its assumption of the mortality and expense risks connected with the Variable Annuity Contracts, FIL deducts an amount equal on an annual basis to 1.00% of the daily net asset value of Separate Account C.   This deduction is assessed through a reduction of unit values.   An additional administrative charge of $7.50 may be deducted annually by FIL from the Accumulated Value of Deferred Annuity Contracts, which have an Accumulated Value of less than $1,500 due to partial surrenders and would be assessed through a redemption of units.   There was no deduction under this provision during 2009.

17

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C

NOTES TO FINANCIAL STATEMENTS
(Continued)

December 31, 2009

NOTE 6 — FINANCIAL HIGHLIGHTS TABLE

	Net Assets
	Units	Unit Value	(000s)	Investment Income Ratio1	Expense Ratio2	Total Return3
Cash Management
December 31,
2009	303,015	$15.921	$4,828	0.19%	1.00%	(0.83%)
2008	376,676	$16.054	$6,050	2.06%	1.00%	1.01%
2007	518,520	$15.893	$8,239	3.92%	1.00%	3.59%
2006	193,491	$15.343	$2,968	4.25%	1.00%	3.32%
2005	182,147	$14.850	$2,698	2.40%	1.00%	1.43%

High Yield
December 31,
2009	374,655	$34.240	$12,851	9.91%	1.00%	33.81%
2008	413,013	$25.589	$10,584	8.89%	1.00%	(26.60%)
2007	482,188	$34.860	$16,823	7.91%	1.00%	0.05%
2006	535,648	$34.842	$18,682	8.60%	1.00%	8.67%
2005	631,781	$32.061	$20,285	7.57%	1.00%	(0.59%)

Growth & Income
December 31,
2009	1,216,235	$43.894	$53,450	2.00%	1.00%	26.77%
2008	1,401,403	$34.625	$48,557	1.53%	1.00%	(35.86%)
2007	1,626,474	$53.986	$87,868	0.52%	1.00%	0.97%
2006	1,821,672	$53.468	$97,495	0.45%	1.00%	13.21%
2005	2,079,073	$47.228	$98,262	0.76%	1.00%	6.13%

Discovery
December 31,
2009	653,636	$44.537	$29,131	1.30%	1.00%	29.46%
2008	732,306	$34.401	$25,201	0.45%	1.00%	(33.91%)
2007	856,791	$52.055	$44,616	0.18%	1.00%	5.56%
2006	960,282	$49.314	$47,389	0.15%	1.00%	21.29%
2005	1,098,895	$40.658	$44,704	0.00%	1.00%	4.09%

Blue Chip
December 31,
2009	1,231,330	$30.865	$38,064	2.29%	1.00%	20.40%
2008	1,424,765	$25.635	$36,571	1.60%	1.00%	(32.76%)
2007	1,685,065	$38.125	$64,308	1.12%	1.00%	3.17%
2006	1,923,171	$36.953	$71,142	0.96%	1.00%	13.35%
2005	2,260,318	$32.601	$73,749	1.03%	1.00%	3.30%

18

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C

NOTES TO FINANCIAL STATEMENTS
(Continued)

December 31, 2009

	Net Assets
	Units	Unit Value	(000s)	Investment Income Ratio1	Expense Ratio2	Total Return3
International
December 31,
2009	782,979	$30.482	$23,912	4.69%	1.00%	22.01%
2008	888,496	$24.983	$22,220	0.21%	1.00%	(42.47%)
2007	1,010,953	$43.425	$43,971	3.14%	1.00%	19.79%
2006	1,081,519	$36.252	$39,273	0.71%	1.00%	26.52%
2005	1,207,617	$28.654	$34,635	1.32%	1.00%	8.13%

Select Growth
December 31,
2009	320,183	$6.315	$2,022	0.00%	1.00%	8.81%
2008	326,913	$5.804	$1,896	0.16%	1.00%	(42.05%)
2007	271,526	$10.016	$2,722	0.75%	1.00%	10.31%
2006	303,144	$9.080	$2,754	0.58%	1.00%	8.38%
2005	368,155	$8.378	$3,084	1.23%	1.00%	4.50%

Government
December 31,
2009	493,704	$23.199	$11,461	4.15%	1.00%	3.24%
2008	514,513	$22.471	$11,567	4.31%	1.00%	5.86%
2007	514,817	$21.226	$10,934	5.12%	1.00%	5.49%
2006	529,973	$20.121	$10,667	5.20%	1.00%	2.77%
2005	585,088	$19.579	$11,456	5.20%	1.00%	1.52%

Investment Grade
December 31,
2009	618,028	$23.896	$14,767	6.12%	1.00%	19.74%
2008	655,154	$19.957	$13,079	5.70%	1.00%	(12.48%)
2007	738,223	$22.803	$16,846	5.47%	1.00%	4.47%
2006	758,876	$21.828	$16,575	5.95%	1.00%	2.96%
2005	880,520	$21.201	$18,678	5.86%	1.00%	0.30%

Value
December 31,
2009	1,184,140	$18.675	$22,124	3.26%	1.00%	19.83%
2008	1,377,532	$15.585	$21,478	2.07%	1.00%	(30.11%)
2007	1,577,728	$22.300	$35,205	1.60%	1.00%	(1.65%)
2006	1,710,351	$22.673	$38,803	1.71%	1.00%	20.22%
2005	1,899,063	$18.859	$35,815	1.63%	1.00%	5.03%

19

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C

NOTES TO FINANCIAL STATEMENTS
(Continued)

December 31, 2009

	Net Assets
	Units	Unit Value	(000s)	Investment Income Ratio1	Expense Ratio2	Total Return3
Target Maturity 2010
December 31,
2009	270,478	$21.590	$5,862	5.82%	1.00%	(1.22%)
2008	313,719	$21.856	$6,883	5.16%	1.00%	6.26%
2007	359,963	$20.568	$7,425	5.50%	1.00%	7.27%
2006	332,291	$19.174	$6,393	5.61%	1.00%	1.00%
2005	401,918	$18.984	$7,636	4.89%	1.00%	0.45%

Target Maturity 2015
December 31,
2009	330,512	$19.518	$6,470	4.09%	1.00%	(3.19%)
2008	361,598	$20.162	$7,311	3.78%	1.00%	13.42%
2007	376,025	$17.776	$6,703	3.87%	1.00%	8.61%
2006	326,720	$16.367	$5,362	3.82%	1.00%	0.84%
2005	328,561	$16.231	$5,344	3.49%	1.00%	3.36%

1
These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets.   These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in unit values or redemption of units.   The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

2
These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for the periods indicated.   These ratios include only those expenses that result in a direct reduction to unit values.   Charges made directly to contract owner accounts through redemption of units and expenses of the underlying fund have been excluded.

3
These amounts represent the total return for the periods indicated, including changes in value of the underlying fund, and expenses assessed through the reduction of unit values.   These ratios do not include any expenses assessed through the redemption of units.

20

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
First Investors Life Insurance Company
New York, New York

We have audited the accompanying statement of assets and liabilities of each of the individual sub-accounts disclosed in Note 1 which comprise First Investors Life Variable Annuity Fund D (a separate account of First Investors Life Insurance Company, registered as a unit investment trust under the Investment Company Act of 1940) (“Separate Account D”), as of December 31, 2009, and the related statement of operations for the year then ended and the statements of changes in net assets for the years ended December 31, 2009 and 2008 for each of the individual sub-accounts which comprise Separate Account D.   These financial statements are the responsibility of the Company's management.   Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards of the Public Company Accounting Oversight Board (United States).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.   We were not engaged to perform an audit of Separate Account D’s internal control over financial reporting.   Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of Separate Account D’s internal control over financial reporting.   Accordingly, we express no such opinion.   An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned at December 31, 2009 by correspondence with Separate Account D’s custodian.   We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise First Investors Life Variable Annuity Fund D as of December 31, 2009, and the results of their operations for the year then ended for each of the individual sub-accounts and the changes in their net assets for years ended December 31, 2009 and 2008, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
March 9, 2010

 1

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND D

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2009

	Cash Management	High Yield	Growth & Income	Discovery
ASSETS Investments at net asset value (Note 3): First Investors Life Series Fund	$3,589,969	$10,744,039	$32,361,959	$15,257,266

LIABILITIES Payable to First Investors Life Insurance Company	4,193	12,458	37,310	17,342

NET ASSETS	$3,585,776	$10,731,581	$32,324,649	$15,239,924

Net assets represented by Contracts in accumulation period	$3,585,776	$10,731,581	$32,324,649	$15,239,924

See notes to financial statements.	2

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND D

STATEMENT OF ASSETS AND LIABILITIES
(Continued)

December 31, 2009

	Blue Chip	International	Select Growth	Select Growth
ASSETS Investments at net asset value (Note 3): First Investors Life Series Fund	$17,078,659	$13,921,970	$1,975,478	$9,436,436

LIABILITIES Payable to First Investors Life Insurance Company	19,909	16,142	2,269	11,037

NET ASSETS	$17,058,750	$13,905,828	$1,973,209	$9,425,399

Net assets represented by Contracts in accumulation period	$17,058,750	$13,905,828	$1,973,209	$9,425,399

See notes to financial statements.	3

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND D

STATEMENT OF ASSETS AND LIABILITIES
(Continued)

December 31, 2009

	Investment Grade	Value	Target Maturity 2010	Target Maturity 2015
ASSETS Investments at net asset value (Note 3): First Investors Life Series Fund	$14,880,470	$19,103,780	$5,443,014	$20,647,694

LIABILITIES Payable to First Investors Life Insurance Company	17,459	22,158	6,382	24,578

NET ASSETS	$14,863,011	$19,081,622	$5,436,632	$20,623,116

Net assets represented by Contracts in accumulation period	$14,863,011	$19,081,622	$5,436,632	$20,623,116

See notes to financial statements.	4

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND D

STATEMENT OF OPERATIONS

Year ended December 31, 2009

	Cash Management	High Yield	Growth & Income	Discovery
INVESTMENT INCOME Income: Dividends	$8,017	$923,862	$561,423	$174,450

Expenses: Mortality and expense risks (Note 5)	59,645	132,883	397,662	187,615
Administrative Charges (Note 5)	2,855	6,197	22,685	10,523

Total expenses	62,500	139,080	420,347	198,138

NET INVESTMENT INCOME (LOSS)	(54,483)	784,782	141,076	(23,688)

REALIZED GAIN ON INVESTMENTS Realized gain distributions	-	-	-	-
UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS Beginning of year	-	(6,289,557)	(22,229,064)	(6,205,449)
End of year	-	(4,392,085)	(15,584,644)	(2,720,823)

Change in unrealized appreciation (depreciation) on investments	-	1,897,472	6,644,420	3,484,626

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(54,483)	$2,682,254	$6,785,496	$3,460,938

See notes to financial statements.	5

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND D

STATEMENT OF OPERATIONS
(Continued)

Year ended December 31, 2009

	Blue Chip	International	Select Growth	Government

INVESTMENT INCOME Income: Dividends	$354,906	$572,133	$-	$348,447

Expenses:
Mortality and expense risks (Note 5)	217,103	171,629	24,965	120,495
Administrative Charges (Note 5)	11,665	9,447	1,489	4,945

Total expenses	228,768	181,076	26,454	125,440

NET INVESTMENT INCOME (LOSS)	126,138	391,057	(26,454)	223,007

REALIZED GAIN ON INVESTMENTS
Realized gain distributions	-	-	-	-

UNREALIZED APPRECIATION
(DEPRECIATION) ON INVESTMENTS
Beginning of year	(13,792,749)	(8,992,763)	(1,018,078)	139,967
End of year	(11,102,320)	(6,939,349)	(845,059)	144,468

Change in unrealized appreciation (depreciation) on investments	2,690,429	2,053,414	173,019	4,501

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,816,567	$2,444,471	$146,565	$227,508

See notes to financial statements.	6

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND D

STATEMENT OF OPERATIONS
(Continued)

Year ended December 31, 2009

	Investment Grade	Value	Target Maturity 2010	Target Maturity 2015

INVESTMENT INCOME
Income:
Dividends	$810,390	$540,285	$361,497	$834,394

Expenses:
Mortality and expense risks (Note 5)	189,407	237,188	84,684	294,141
Administrative Charges (Note 5)	8,406	12,231	2,913	10,474

Total expenses	197,813	249,419	87,597	304,615

NET INVESTMENT INCOME	612,577	290,866	273,900	529,779

REALIZED GAIN ON INVESTMENTS
Realized gain distributions	-	-	85,032	30,579

UNREALIZED APPRECIATION
(DEPRECIATION) ON INVESTMENTS
Beginning of year	(2,851,681)	(5,605,377)	591,032	4,083,706
End of year	(1,119,142)	(2,853,089)	120,147	2,739,511

Change in unrealized appreciation
(depreciation) on investments	1,732,539	2,752,288	(470,885)	(1,344,195)

NET INCREASE (DECREASE) IN
NET ASSETS RESULTING FROM
OPERATIONS	$2,345,116	$3,043,154	$(111,953)	$(783,837)

See notes to financial statements.	7

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND D

STATEMENTS OF CHANGES IN NET ASSETS

Years ended December 31, 2009 and 2008

	Cash Management		High Yield
	2009	2008	2009	2008
Increase (Decrease) in Net Assets
From Operations
Net investment income (loss)	$(54,483)	$30,265	$784,782	$832,514
Realized gain distributions	-	-	-	-
Change in unrealized appreciation (depreciation) on investments	-	-	1,897,472	(4,054,149)

Net increase (decrease) in net assets resulting from operations	(54,483)	30,265	2,682,254	(3,221,635)

From Contract Transactions
Net insurance premiums from contract owners	32,893	176,848	703,470	858,621
Transfers between sub-accounts	569,903	3,112,044	31,518	(519,405)
Transfers for contract benefits and terminations	(1,731,200)	(3,677,948)	(1,017,326)	(1,735,562)

Increase (decrease) in net assets derived from contract transactions	(1,128,404)	(389,056)	(282,338)	(1,396,346)

Net increase (decrease) in net assets	(1,182,887)	(358,791)	2,399,916	(4,617,981)

Net Assets Beginning of year	4,768,663	5,127,454	8,331,665	12,949,646
End of year	$3,585,776	$4,768,663	$10,731,581	$8,331,665

See notes to financial statements.	8

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND D

STATEMENTS OF CHANGES IN NET ASSETS
(Continued)

Years ended December 31, 2009 and 2008

	Growth & Income		Discovery
	2009	2008	2009	2008

Increase (Decrease) in Net Assets
From Operations
Net investment income (loss)	$141,076	$17,425	$(23,688)	$(183,705)
Realized gain distributions	-	3,300,289	-	983,995
Change in unrealized appreciation (depreciation) on investments	6,644,420	(20,343,332)	3,484,626	(7,839,178)

Net increase (decrease) in net assets resulting from operations	6,785,496	(17,025,618)	3,460,938	(7,038,888)

From Contract Transactions
Net insurance premiums from contract owners	1,240,744	2,387,657	811,400	1,255,529
Transfers between sub-accounts	(461,352)	(1,324,085)	(304,319)	(438,337)
Transfers for contract benefits and terminations	(3,491,165)	(5,984,924)	(1,555,694)	(2,284,056)
Increase (decrease) in net assets derived from contract transactions	(2,711,773)	(4,921,352)	(1,048,613)	(1,466,864)

Net increase (decrease) in net assets	4,073,723	(21,946,970)	2,412,325	(8,505,752)

Net Assets
Beginning of year	28,250,926	50,197,896	12,827,599	21,333,351
End of year	$32,324,649	$28,250,926	$15,239,924	$12,827,599

See notes to financial statements.	9

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND D

STATEMENTS OF CHANGES IN NET ASSETS
(Continued)

Years ended December 31, 2009 and 2008

	Blue Chip		International
	2009	2008	2009	2008
Increase (Decrease) in Net Assets
From Operations
Net investment income (loss)	$126,138	$24,544	$391,057	$(223,618)
Realized gain distributions	-	-	-	2,410,952
Change in unrealized appreciation (depreciation) on investments	2,690,429	(8,528,591)	2,053,414	(11,857,216)

Net increase (decrease) in net assets resulting from operations	2,816,567	(8,504,047)	2,444,471	(9,669,882)

From Contract Transactions
Net insurance premiums from contract owners	515,983	1,119,933	825,247	1,951,590
Transfers between sub-accounts	(238,977)	(785,770)	(222,772)	(339,251)
Transfers for contract benefits and terminations	(2,191,870)	(3,077,789)	(1,458,788)	(1,856,423)
Increase (decrease) in net assets derived from contract transactions	(1,914,864)	(2,743,626)	(856,313)	(244,084)

Net increase (decrease) in net assets	901,703	(11,247,673)	1,588,158	(9,913,966)

Net Assets
Beginning of year	16,157,047	27,404,720	12,317,670	22,231,636
End of year	$17,058,750	$16,157,047	$13,905,828	$12,317,670

See notes to financial statements.	10

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND D

STATEMENTS OF CHANGES IN NET ASSETS
(Continued)

Years ended December 31, 2009 and 2008

	Select Growth		Government
	2009	2008	2009	2008

Increase (Decrease) in Net Assets
From Operations
Net investment income (loss)	$(26,454)	$(33,453)	$223,007	$192,777
Realized gain distributions	-	26,392	-	-
Change in unrealized appreciation (depreciation) on investments	173,019	(1,331,515)	4,501	203,027

Net increase (decrease) in net assets resulting from operations	146,565	(1,338,576)	227,508	395,804

From Contract Transactions
Net insurance premiums from contract owners	198,199	443,678	1,189,597	975,791
Transfers between sub-accounts	(2,668)	239,680	1,143,125	1,208,612
Transfers for contract benefits and terminations	(179,192)	(394,959)	(1,201,615)	(1,019,629)

Increase (decrease) in net assets derived from contract transactions	16,339	288,399	1,131,107	1,164,774

Net increase (decrease) in net assets	162,904	(1,050,177)	1,358,615	1,560,578

Net Assets
Beginning of year	1,810,305	2,860,482	8,066,784	6,506,206
End of year	$1,973,209	$1,810,305	$9,425,399	$8,066,784

See notes to financial statements.	11

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND D

STATEMENTS OF CHANGES IN NET ASSETS
(Continued)

Years ended December 31, 2009 and 2008

	Investment Grade		Value
	2009	2008	2009	2008

Increase (Decrease) in Net Assets
From Operations
Net investment income (loss)	$612,577	$578,107	$290,866	$138,043
Realized gain distributions	-	-	-	-
Change in unrealized appreciation (depreciation) on investments	1,732,539	(2,520,745)	2,752,288	(8,396,293)

Net increase (decrease) in net assets resulting from operations	2,345,116	(1,942,638)	3,043,154	(8,258,250)

From Contract Transactions
Net insurance premiums from contract owners	1,106,338	1,282,290	784,465	1,607,570
Transfers between sub-accounts	656,746	245,567	(401,977)	(1,215,976)
Transfers for contract benefits and terminations	(1,560,533)	(2,143,471)	(1,790,137)	(3,792,602)
Increase (decrease) in net assets derived from contract transactions	202,551	(615,614)	(1,407,649)	(3,401,008)

Net increase (decrease) in net assets	2,547,667	(2,558,252)	1,635,505	(11,659,258)

Net Assets
Beginning of year	12,315,344	14,873,596	17,446,117	29,105,375
End of year	$14,863,011	$12,315,344	$19,081,622	$17,446,117

See notes to financial statements.	12

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND D

STATEMENTS OF CHANGES IN NET ASSETS
(Continued)

Years ended December 31, 2009 and 2008

	Target Maturity 2010		Target Maturity 2015
	2009	2008	2009	2008

Increase (Decrease) in Net Assets
From Operations
Net investment income	$273,900	$248,517	$529,779	$488,449
Realized gain distributions	85,032	22,861	30,579	-
Change in unrealized appreciation (depreciation) on investments	(470,885)	131,674	(1,344,195)	2,037,005
Net increase (decrease) in net assets resulting from operations	(111,953)	403,052	(783,837)	2,525,454

From Contract Transactions
Net insurance premiums from contract owners	99,296	91,045	1,762,990	1,877,079
Transfers between sub-accounts	(287,862)	(334,458)	(481,365)	151,379
Transfers for contract benefits and terminations	(1,153,199)	(621,738)	(1,675,756)	(2,912,199)
Increase (decrease) in net assets derived from contract transactions	(1,341,765)	(865,151)	(394,131)	(883,741)

Net increase (decrease) in net assets	(1,453,718)	(462,099)	(1,177,968)	1,641,713

Net Assets
Beginning of year	6,890,350	7,352,449	21,801,084	20,159,371
End of year	$5,436,632	$6,890,350	$20,623,116	$21,801,084

See notes to financial statements.	13

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND D

NOTES TO FINANCIAL STATEMENTS

December 31, 2009

NOTE 1 — ORGANIZATION

First Investors Life Variable Annuity Fund D (“Separate Account D”), a unit investment trust registered under the Investment Company Act of 1940 (the 1940 Act), is a segregated investment account established by First Investors Life Insurance Company (“FIL”) and exists in accordance with the regulations of the New York State Insurance Department.   Assets of Separate Account D have been used to purchase shares of First Investors Life Series Fund (the Fund), an open-end diversified management investment company registered under the 1940 Act.   The contract holder directs the deposits into the sub-accounts that comprise Separate Account D and bear the investment risk that the sub-accounts may not meet their stated investment objectives.   The sub-accounts invest in the following underlying mutual fund portfolios:  Cash Management, High Yield, Growth & Income, Discovery, Blue Chip, International, Select Growth, Government, Investment Grade, Value, Target Maturity 2010, and Target Maturity 2015.

NOTE 2 — SIGNIFICANT ACCOUNTING PRACTICES

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period.   Actual results could differ from those estimates.

SUBSEQUENT EVENTS
Subsequent events after the balance sheet date through the date that the financial statements were available for issuance, March 9, 2010, have been evaluated in the preparation of the financial statements.

INVESTMENTS
Shares of the Funds held by Separate Account D are valued at net asset value per share of such Funds, which value its investment securities at fair value.   All distributions received from the Funds are reinvested to purchase additional shares of the Funds at net asset value.

INVESTMENT INCOME
Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

FEDERAL INCOME TAXES
Separate Account D is not taxed separately because its operations are part of the total operations of FIL, which is taxed as a life insurance company under the Internal Revenue Code.   Separate Account D will not be taxed as a regulated investment company under Subchapter M of the Code.   Under existing Federal income tax law, no taxes are payable on the investment income or on the capital gains of Separate Account D.

See notes to financial statements.	14

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND D

NOTES TO FINANCIAL STATEMENTS
(Continued)

December 31, 2009
NOTE 3 — INVESTMENTS

Investments consist of the following:

		Net Asset	Market
	Shares	Value	Value	Cost

First Investors Life Series Fund
Cash Management	3,589,969	$ 1.00	$3,589,969	$3,589,969
High Yield	1,720,560	6.24	10,744,039	15,136,123
Growth & Income	1,310,474	24.69	32,361,959	47,946,603
Discovery	609,721	25.02	15,257,266	17,978,089
Blue Chip	884,248	19.31	17,078,659	28,180,979
International	945,479	14.72	13,921,970	20,861,319
Select Growth	296,627	6.66	1,975,478	2,820,537
Government	916,657	10.29	9,436,436	9,291,968
Investment Grade	1,438,301	10.35	14,880,470	15,999,612
Value	1,419,720	13.46	19,103,780	21,956,870
Target Maturity 2010	407,849	13.35	5,443,014	5,322,867
Target Maturity 2015	1,336,407	15.45	20,647,694	17,908,183

The cost of purchases and proceeds from sale of investments for the year ended December 31, 2009 were as follows:

	Purchases	Sales

Cash Management	$610,813	$1,808,962
High Yield	1,658,850	1,188,239
Growth & Income	1,802,167	4,566,413
Discovery	985,850	2,130,614
Blue Chip	870,889	2,766,108
International	1,397,380	1,950,979
Select Growth	198,199	220,596
Government	2,681,169	1,306,749
Investment Grade	2,573,474	1,772,018
Value	1,324,750	2,550,401
Target Maturity 2010	545,825	1,544,114
Target Maturity 2015	2,627,963	2,457,805

See notes to financial statements.	15

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND D

NOTES TO FINANCIAL STATEMENTS
(Continued)

December 31, 2009

Separate Account D utilizes various methods to measure the fair value of its financial instruments on a recurring basis.   Generally accepted accounting principles establish a hierarchy that prioritizes inputs to valuation methods.   The three levels of inputs are described below:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including Separate Account D’s own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.   For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The summary of inputs used to value Separate Account D’s investments as of December 31, 2009 is as follows:

			Level 2
			Other	Level 3
			Significant	Significant
		Level 1	Observable	Unobservable
	Total	Quoted Prices	Inputs	Inputs

Cash Management	$3,589,969	$3,589,969	$-	$-
High Yield	10,744,039	10,744,039	-	-
Growth & Income	32,361,959	32,361,959	-	-
Discovery	15,257,266	15,257,266	-	-
Blue Chip	17,078,659	17,078,659	-	-
International	13,921,970	13,921,970	-	-
Select Growth	1,975,478	1,975,478	-	-
Government	9,436,436	9,436,436	-	-
Investment Grade	14,880,470	14,880,470	-	-
Value	19,103,780	19,103,780	-	-
Target Maturity 2010	5,443,014	5,443,014	-	-
Target maturity 2015	20,647,694	20,647,694	-	-
	$164,440,734	$164,440,734	$-	$-

See notes to financial statements.	16

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND D

NOTES TO FINANCIAL STATEMENTS
(Continued)

December 31, 2009

NOTE 4 — CHANGES IN UNITS

The changes in units outstanding for the years ended December 31, 2009 and 2008 were as follows:

	2009			2008

			Net			Net
	Units	Units	Increase	Units	Units	Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Cash Management	71,190	(163,696)	(92,506)	308,114	(340,286)	(32,172)
High Yield	58,349	(85,816)	(27,467)	54,838	(165,483)	(110,645)
Growth & Income	56,833	(295,461)	(238,628)	100,550	(443,236)	(342,686)
Discovery	61,269	(167,189)	(105,920)	92,852	(220,227)	(127,375)
Blue Chip	54,414	(284,485)	(230,071)	79,908	(341,695)	(261,787)
International	54,418	(132,299)	(77,881)	106,970	(143,644)	(36,674)
Select Growth	44,509	(42,855)	1,654	94,345	(65,446)	28,899
Government	158,616	(90,598)	68,018	143,552	(67,885)	75,667
Investment Grade	98,303	(87,071)	11,232	99,380	(147,582)	(48,202)
Value	50,871	(183,096)	(132,225)	92,731	(347,192)	(254,461)
Target Maturity 2010	5,456	(80,269)	(74,813)	14,061	(63,211)	(49,150)
Target Maturity 2015	82,512	(102,683)	(20,171)	115,172	(162,752)	(47,580)

NOTE 5 – MORTALITY AND EXPENSE RISKS AND DEDUCTIONS

In consideration for its assumption of the mortality and expense risks connected with the Variable Annuity Contracts, FIL deducts an amount equal on an annual basis to 1.25% of the daily net asset value of Separate Account D.   An additional administrative charge equal on an annual basis to 0.15% of the daily net asset value is deducted.   These deductions are assessed through a reduction of unit values.

An annual contract maintenance charge of $30 is deducted from the accumulated value of the contract on the last business day of the contract year or on the date of surrender of the contract, if earlier and is assessed through the redemption of units.

The Variable Annuity Contracts are sold without an initial sales charge, but at the time of a full or partial surrender of the Contract, they may be subject to a contingent deferred sales charge (“CDSC”) of 0% to 7% of the value of the Accumulation Units surrendered.

See notes to financial statements.	17

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND D

NOTES TO FINANCIAL STATEMENTS
(Continued)

December 31, 2009

NOTE 6 — FINANCIAL HIGHLIGHTS TABLE

	Net Assets
		Unit			Investment
		Fair			Income	Expense	Total
	Units	Value	(000s	)	Ratio1	Ratio2	Return3
Cash Management
December 31,
2009	295,019	$12.155	$3,586		0.19%	1.40%	(1.22%)
2008	387,525	$12.305	$4,769		2.02%	1.40%	0.61%
2007	419,697	$12.231	$5,127		4.22%	1.40%	3.17%
2006	179,953	$11.855	$2,129		4.29%	1.40%	2.91%
2005	182,437	$11.520	$2,102		2.41%	1.40%	1.02%

High Yield
December 31,
2009	785,633	$13.645	$10,732		9.65%	1.40%	33.27%
2008	813,100	$10.238	$8,332		8.91%	1.40%	(26.89%)
2007	923,745	$14.004	$12,950		7.55%	1.40%	(0.35%)
2006	934,665	$14.053	$13,138		8.43%	1.40%	8.24%
2005	1,024,903	$12.983	$13,321		6.84%	1.40%	(0.99%)

Growth & Income
December 31,
2009	2,296,370	$14.071	$32,325		1.97%	1.40%	26.27%
2008	2,534,998	$11.144	$28,251		1.52%	1.40%	(36.12%)
2007	2,877,684	$17.445	$50,198		0.51%	1.40%	0.57%
2006	3,072,317	$17.347	$53,301		0.44%	1.40%	12.76%
2005	3,267,540	$15.384	$50,294		0.72%	1.40%	5.71%

Discovery
December 31,
2009	1,236,940	$12.316	$15,240		1.30%	1.40%	28.95%
2008	1,342,860	$9.551	$12,828		0.44%	1.40%	(34.18%)
2007	1,470,235	$14.511	$21,333		0.17%	1.40%	5.14%
2006	1,539,299	$13.802	$21,246		0.14%	1.40%	20.81%
2005	1,602,057	$11.425	$18,304		0.00%	1.40%	3.67%

Blue Chip
December 31,
2009	1,693,462	$10.068	$17,059		2.29%	1.40%	19.92%
2008	1,923,533	$8.396	$16,157		1.59%	1.40%	(33.03%)
2007	2,185,320	$12.536	$27,405		1.12%	1.40%	2.76%
2006	2,509,088	$12.199	$30,608		0.96%	1.40%	12.90%
2005	2,820,630	$10.806	$30,491		1.01%	1.40%	2.89%

See notes to financial statements.	18

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND D

NOTES TO FINANCIAL STATEMENTS
(Continued)

December 31, 2009

	Net Assets
		Unit			Investment
		Fair			Income	Expense	Total
	Units	Value	(000s	)	Ratio1	Ratio2	Return 3
International
December 31,
2009	1,008,692	$13.779	$13,906		4.66%	1.40%	21.53%
2008	1,086,573	$11.338	$12,318		0.20%	1.40%	(42.70%)
2007	1,123,247	$19.787	$22,232		2.97%	1.40%	19.31%
2006	1,036,657	$16.585	$17,194		0.68%	1.40%	26.01%
2005	995,315	$13.162	$13,104		1.23%	1.40%	7.70%

Select Growth
December 31,
2009	325,124	$6.070	$1,973		0.00%	1.40%	8.37%
2008	323,470	$5.601	$1,810		0.16%	1.40%	(42.29%)
2007	294,571	$9.705	$2,860		0.74%	1.40%	9.87%
2006	308,149	$8.834	$2,723		0.58%	1.40%	7.95%
2005	336,454	$8.184	$2,754		1.17%	1.40%	4.08%

Government
December 31,
2009	567,684	$16.594	$9,425		4.02%	1.40%	2.83%
2008	499,666	$16.138	$8,067		4.08%	1.40%	5.44%
2007	423,999	$15.305	$6,506		5.04%	1.40%	5.07%
2006	412,318	$14.566	$6,007		5.20%	1.40%	2.36%
2005	423,320	$14.231	$6,026		5.12%	1.40%	1.11%

Investment Grade
December 31,
2009	934,645	$15.906	$14,863		5.94%	1.40%	19.26%
2008	923,413	$13.338	$12,315		5.56%	1.40%	(12.83%)
2007	971,615	$15.301	$14,874		5.33%	1.40%	4.05%
2006	932,499	$14.705	$13,718		5.58%	1.40%	2.55%
2005	939,841	$14.340	$13,487		5.44%	1.40%	(0.10%)

Value
December 31,
2009	1,450,573	$13.156	$19,082		3.19%	1.40%	19.35%
2008	1,582,798	$11.023	$17,446		2.06%	1.40%	(30.39%)
2007	1,837,259	$15.836	$29,105		1.55%	1.40%	(2.04%)
2006	1,857,833	$16.165	$30,034		1.62%	1.40%	19.74%
2005	1,817,591	$13.500	$24,537		1.44%	1.40%	4.61%

See notes to financial statements.	19

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND D

NOTES TO FINANCIAL STATEMENTS
(Continued)

December 31, 2009

	Net Assets
		Unit			Investment
		Fair			Income	Expense	Total
	Units	Value	(000s	)	Ratio1	Ratio2	Return3
Target Maturity 2010
December 31,
2009	303,712	$17.906	$5,437		6.04%	1.40%	(1.61%)
2008	378,525	$18.199	$6,890		4.96%	1.40%	5.84%
2007	427,675	$17.195	$7,352		5.63%	1.40%	6.84%
2006	478,254	$16.094	$7,697		5.21%	1.40%	0.60%
2005	524,012	$15.998	$8,381		4.53%	1.40%	0.05%

Target Maturity 2015
December 31,
2009	1,046,962	$19.697	$20,623		3.98%	1.40%	(3.58%)
2008	1,067,133	$20.429	$21,801		3.80%	1.40%	12.97%
2007	1,114,713	$18.084	$20,159		3.99%	1.40%	8.17%
2006	1,094,052	$16.718	$18,281		3.53%	1.40%	0.43%
2005	983,569	$16.645	$16,381		2.98%	1.40%	2.94%

1
These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets.   These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in unit values or redemption of units.   The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

2
These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for the period indicated.  These ratios include only those expenses that result in a direct reduction to unit values.  Charges made directly to contract owner accounts through redemption of units and expenses of the underlying fund have been excluded.

3
These amounts represent the total return for the periods indicated, including changes in value of the underlying fund, and expenses assessed through the reduction of unit values.  These ratios do not include any expenses assessed through the redemption of units.

See notes to financial statements.	20

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

The Board of Directors
First Investors Life Insurance Company
New York, New York

We have audited the accompanying balance sheets of First Investors Life Insurance Company as of December 31, 2009 and 2008, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2009. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of First Investors Life Insurance Company as of December 31, 2009 and 2008, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2009, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
March 9, 2010

FIRST INVESTORS LIFE INSURANCE COMPANY
BALANCE SHEET

ASSETS
	December 31, 2009	December 31, 2008
Investments (note 2):
Available-for-sale securities	$262,634,603	$218,993,984
Held-to-maturity securities	2,399,978	4,471,745
Short term investments	5,903,648	12,829,629
Policy loans	64,114,432	62,109,444

Total investments	335,052,661	298,404,802

Cash	2,035,564	4,101,861
Premiums and other receivables	6,277,624	7,779,951
Accrued investment income	5,096,411	4,816,279
Deferred policy acquisition costs (note 6)	37,820,576	35,041,621
Deferred Federal income taxes (note 7)	--	1,592,000
Furniture, fixtures and equipment, at cost, less accumulated
depreciation of $1,076,858 in 2009 and $994,479 in 2008	93,021	175,400
Other assets	409,788	436,616
Separate account assets	792,736,645	680,327,324

Total assets	$1,179,522,290	$1,032,675,854

LIABILITIES AND STOCKHOLDER'S EQUITY

LIABILITIES:
Policyholder account balances (note 6)	$214,806,300	$200,092,891
Claims and other contract liabilities	11,845,842	12,806,505
Accounts payable and accrued liabilities	4,231,529	3,373,065
Deferred Federal income taxes (note 7)	5,914,000	--
Separate account liabilities	792,736,645	680,327,324

Total liabilities	1,029,534,316	896,599,785

STOCKHOLDER'S EQUITY:
Common Stock, par value $4.75; authorized,
issued and outstanding 534,350 shares	2,538,163	2,538,163
Additional paid in capital	6,496,180	6,496,180
Accumulated other comprehensive income (note 2)	2,702,000	(7,441,000)
Retained earnings	138,251,631	134,482,726

Total stockholder's equity	149,987,974	136,076,069

Total liabilities and stockholder's equity	$1,179,522,290	$1,032,675,854

See accompanying notes to financial statements.

FIRST INVESTORS LIFE INSURANCE COMPANY
STATEMENT OF INCOME

	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007

REVENUES
Policyholder fees	$18,539,073	$20,669,633	$25,796,409
Premiums	12,440,260	11,563,053	11,297,074
Investment income (note 2)	16,735,874	17,268,657	16,241,366
Realized gain (loss) on investments	(2,124,934)	(6,064,091)	853,898
Other income	746,676	891,248	870,745

Total income	46,336,949	44,328,500	55,059,492

BENEFITS AND EXPENSES
Benefits and increases in contract liabilities	10,887,459	9,680,933	12,424,338
Dividends to policyholders	736,104	991,297	1,103,622
Amortization of deferred acquisition costs (note 6)	1,218,916	8,914,048	2,640,417
Commissions and general expenses	14,259,565	16,728,051	19,096,793
Total benefits and expenses	27,102,044	36,314,329	35,265,170

Income before Federal income tax	19,234,905	8,014,171	19,794,322

Federal income tax (note 7):
Current	4,486,000	4,311,000	6,715,000
Deferred	2,280,000	(1,523,000)	169,000

	6,766,000	2,788,000	6,884,000

Net Income	$12,468,905	$5,226,171	$12,910,322

Income per share, based on 534,350 shares outstanding	$23.33	$9.78	$24.16

See accompanying notes to financial statements.

FIRST INVESTORS LIFE INSURANCE COMPANY
STATEMENT OF STOCKHOLDER'S EQUITY

	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007
Balance at beginning of year	$136,076,069	$140,387,898	$128,656,576
Net income	12,468,905	5,226,171	12,910,322
Other comprehensive income
Increase (decrease) in unrealized holding gains on
available-for-sale securities	10,143,000	(7,538,000)	321,000
Comprehensive income (loss)	22,611,905	(2,311,829)	13,231,322
Dividends Paid	(8,700,000)	(2,000.000)	(1,500,000)

Balance at end of year	$149,987,974	$136,076,069	$140,387,898

STATEMENT OF CASH FLOWS

	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007
Increase (decrease) in cash:
Cash flows from operating activities:
Policyholder fees received	$19,083,483	$21,046,129	$25,538,857
Premiums received	11,985,168	10,440,845	11,481,998
Amounts received on policyholder accounts	50,925,944	47,916,700	50,879,724
Investment income received	17,268,897	17,689,962	16,827,890
Other receipts	336,475	411,947	454,153
Benefits and contract liabilities paid	(48,277,349)	(50,117,234)	(50,887,176)
Commissions and general expenses paid	(23,472,740)	(27,108,378)	(28,432,982)

Net cash provided by operating activities	27,849,878	20,279,971	25,862,464

Cash flows from investing activities:
Proceeds from sale of investment securities	175,170,176	173,975,184	74,033,607
Purchase of investment securities	(194,377,573)	(190,723,419)	(90,424,772)
Purchase of furniture, equipment and other assets	(3,790)	(100,506)	(427,313)
Net increase in policy loans	(2,004,988)	(1,687,689)	(6,454,589)

Net cash used for investing activities	(21,216,175)	(18,536,430)	(23,273,067)

Cash flows from financing activities:
Dividends paid	(8,700,000)	(2,000,000)	(1,500,000)

Net cash used for financing activities	(8,700,000)	(2,000,000)	(1,500,000)

Net increase (decrease) in cash	(2,066,297)	(256,459)	1,089,397

Cash
Beginning of year	4,101,861	4,358,320	3,268,923
End of year	$2,035,564	$4,101,861	$4,358,320

The Company paid Federal income taxes of $2,733,000 in 2009, $5,526,000 in 2008 and $6,508,000 in 2007.

See accompanying notes to financial statements.

FIRST INVESTORS LIFE INSURANCE  COMPANY
STATEMENT OF CASH FLOWS

	Year ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007

Reconciliation of net income to net cash
provided by operating activities:

Net income	$12,468,905	$5,226,171	$12,910,322

Adjustments to reconcile net income to net cash
provided by operating activities:
Depreciation and amortization	114,948	113,636	74,044
Amortization of deferred policy acquisition costs	1,218,916	8,914,048	2,640,417
Realized investment (gains) losses	2,124,934	6,064,091	(853,898)
Amortization of premiums and discounts on
investments	813,155	662,657	694,094
Deferred Federal income taxes	2,280,000	(1,523,000)	169,000
Other items not requiring cash - net	36,403	24,411	(6,633)

(Increase) decrease in:
Premiums and other receivables, net	1,520,361	(1,651,072)	342,456
Accrued investment income	(280,132)	(241,352)	(107,570)
Deferred policy acquisition costs, exclusive
of amortization	(7,056,871)	(3,888,541)	(3,600,070)
Other assets	(1,951)	(130,218)	1,450

Increase (decrease) in:
Policyholder account balances	14,713,409	7,763,293	12,392,529
Claims and other contract liabilities	(960,663)	(568,898)	398,658
Accounts payable and accrued liabilities	858,464	(485,255)	807,665

	$27,849,878	$20,279,971	$25,862,464

See accompanying notes to financial statements.

FIRST INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

Note 1 — Basis of Financial Statements

The accompanying financial statements have been prepared in conformity with generally accepted accounting principles (GAAP). Such basis of presentation differs from statutory accounting practices permitted or prescribed by insurance regulatory authorities primarily in that:
(a)  policy reserves are computed according to the Company's estimates of mortality, investment yields, withdrawals and other benefits and expenses, rather than on the statutory valuation basis;
(b)  certain expenditures, principally for furniture and equipment and agents' debit balances, are recognized as assets rather than being non-admitted and therefore charged to retained earnings;
(c)  commissions and other costs of acquiring new business are recognized as deferred acquisition costs and are amortized over the premium paying period of policies and contracts, rather than charged to current operations when incurred;
(d)  income tax effects of temporary differences, relating primarily to policy reserves and acquisition costs, are provided;
(e)  the statutory asset valuation and interest maintenance reserves are reported as retained earnings rather than as liabilities;

Note 2 — Other Significant Accounting Practices

(a)   Accounting Estimates.    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosures of contingent assets and liabilities, at the date of the financial statements and revenues and expenses during the reported period.  Actual results could differ from those estimates.

(b) Depreciation.  Depreciation is computed on the useful service life of the depreciable asset using the straight line method of depreciation over three to seven years.

(c)  Investments.   Investments in equity securities that have readily determinable fair values and all investments in debt securities are classified in separate categories and accounted for as follows:

Held-to-Maturity Securities
Debt securities in which the Company has the positive intent and ability to hold to maturity are recorded at amortized cost.

Available-For-Sale Securities
Debt securities not classified as held to maturity securities and equity securities are recorded at fair value with unrealized gains and losses excluded from earnings and reported as "accumulated other comprehensive income" in stockholder's equity.

Short term investments are reported at market value which approximates cost.

Gains and losses on sales of investments are determined using the specific identification method. Investment income for the years indicated consists of the following:

	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007

Interest on fixed maturities	$13,451,617	$13,221,034	$12,535,859
Interest on short term investments	38,539	393,143	732,024
Dividends on preferred stock	--	498,260	--
Interest on policy loans	3,780,707	3,761,330	3,500,012

Total investment income	17,270,863	17,873,767	16,767,895
Investment expense	534,989	605,110	526,529

Net investment income	$16,735,874	$17,268,657	$16,241,366

FIRST INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)

The amortized cost and estimated market values of investments at December 31, 2009 and 2008 are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Market Value
Available-For-Sale Securities December 31, 2009
U.S. Treasury Securities and obligations
of U.S. Government Corporations
and Agencies	$78,191,518	$935,758	$186,536	$78,940,740
Debt Securities issued by
States of the U.S.	6,593,845	132,695	--	6,726,540
Corporate Debt Securities	173,003,220	6,395,610	2,431,507	176,967,323
	$257,788,583	$7,464,063	$2,618,043	$262,634,603

December 31, 2008

U.S. Treasury Securities and obligations
of U.S. Government Corporations
and Agencies	$84,059,066	$2,100,561	$2,635	$86,156,992
Debt Securities issued by
States of the U.S.	7,124,488	524,671	86,063	7,563,096
Corporate Debt Securities	121,466,314	849,561	15,793,121	106,522,754
Preferred Stock	2,886,010	--	1,131,510	1,754,500
Other Debt Securities	17,040,106	714,407	757,871	16,996,642
	$232,575,984	$4,189,200	$17,771,200	$218,993,984

At December 31, 2009 and 2008, Unrealized Gains (Losses) on Available-For-Sale Securities of $2,702,000 and ($7,441,000), net of applicable deferred income taxes and amortization of deferred acquisition cost is included as accumulated other comprehensive income in Stockholder’s Equity.  The change in the Unrealized Gains (Losses) of  $10,143,000, ($7,538,000) and $321,000 net of deferred income taxes (benefit) and amortization of deferred acquisition costs of  $8,285,000, ($6,078,000) and $257,000 for 2009, 2008 and 2007, respectively is reported as other comprehensive income in the Statement of Stockholder’s Equity.

Held-To-Maturity Securities December 31,2009

U.S. Treasury Securities and obligations
of U.S. Government Corporations
and Agencies*	$2,399,978	$--	$199,461	$2,200,517
	$2,399,978	$--	$199,461	$2,200,517
December 31,2008
U.S. Treasury Securities and obligations
of U.S. Government Corporations
and Agencies*	$4,471,745	$108,134	$—	$4,579,879
	$4,471,745	$108,134	$—	$4,579,879

*These securities are on deposit for various state insurance departments and are therefore restricted as to sale.

FIRST INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)

The amortized cost and estimated market value of debt securities at December 31, 2009, by contractual maturity, are shown below.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Held to Maturity		Available For Sale
	Amortized Cost	Estimated Market Value	Amortized Cost	Estimated Market Value
Due in one year or less	$—	$—	$16,831,599	$17,098,931
Due after one year through five years	—	—	58,312,095	60,138,656
Due after five years through ten years	2,399,978	2,200,517	123,368,899	125,802,360
Due after ten years	—	—	59,275,990	59,594,656
	$2,399,978	$2,200,517	$257,788,583	$262,634,603

Proceeds from sales of investments in fixed maturities were $168,297,467, $167,085,232 and $74,033,607 in 2009, 2008 and 2007, respectively.  Gross gains of $3,884,570 and gross losses of $6,009,504 were realized on those sales in 2009.  Gross gains of $815,814 and gross losses of $6,891,791 were realized on those sales in 2008.  Gross gains of $1,408,497 and gross losses of $554,599 were realized on those sales in 2007.  During 2008, the Company determined that $2,495,767 of unrealized losses were other than temporarily impaired on available-for-sale securities.

(d) Recognition of Revenue, Policyholder Account Balances and Policy Benefits

Traditional Ordinary Life and Health

    Revenues from the traditional life insurance policies represent premiums that are recognized as earned when due. Health insurance premiums are recognized as revenue over the time period to which the premiums relate. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the lives of the contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the deferral and amortization of policy acquisition costs.  Contract benefit claims are charged to expense in the period that the claims are incurred.

Universal Life and Variable Life

    Revenues from universal life and variable life policies represent amounts assessed against policyholders. Included in such assessments are mortality charges, surrender charges and policy service fees.

    Policyholder account balances on universal life consist of the premiums received plus credited interest ranging from 4 ½ percent to 5 percent, less accumulated policyholder assessments. Amounts included in expense represent benefits in excess of policyholder account balances.  The value of policyholder accounts on variable life is included in separate account liabilities as discussed below.

Annuities

    Revenues from annuity contracts represent amounts assessed against contractholders. Such assessments are principally sales charges, administrative fees, and in the case of variable annuities, mortality and expense risk charges. The carrying value and fair value of fixed annuities are equal to the policyholder account balances, which represent the net premiums received plus accumulated interest.

(e) Separate Accounts.  Separate account assets and the related liabilities, both of which are valued at market, represent segregated variable annuity and variable life contracts maintained in accounts to meet specific investment objectives of contractholders who bear the investment risk. All investment income (gains and losses of these accounts) accrues directly to the contractholders and therefore does not affect net income of the Company.  The assets supporting the variable portion of the variable annuity and variable life contracts are carried at fair value and are reported as summary total separate assets with an equivalent summary total reported for liabilities.  Amounts assessed against the contractholders for mortality, administrative and other services are included in policyholder benefits in the Statement of Income.

FIRST INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)

(f) Minimum Guarantees.  The Company issues variable annuity contracts through separate accounts where the Company contractually guarantees to the contractholder (1) total deposits made to the contract less any partial withdrawals and (2) the account balance on a specified anniversary date adjusted for deposits less partial withdrawals since the specified anniversary date.  This guarantee includes benefits that are payable in the event of death.

(g) Business Risks and Uncertainties.  The development of liabilities for future policy benefits for the Company’s products requires management to make estimates and assumptions regarding mortality, morbidity, lapse, expense, persistency and investment experience.  Such estimates are primarily based on historical experience and future expectations of mortality, morbidity, lapse, expense, persistency and investment assumptions.  Actual results could differ materially from these estimates.  Management monitors actual experience and, if circumstances warrant, revises its assumptions and related future policy benefit estimates.  The Company’s investments are primarily comprised of both short term and long term fixed maturity securities.  Significant changes in prevailing interest rates and geographic conditions may adversely affect the timing and amount of cash flows on such investments and their related values.  A significant decline in the fair values of these investments could have an adverse effect on the Company’s balance sheet.

(h) Comprehensive Income.  Comprehensive income includes net income and unrealized gains and losses on available-for-sale securities and is presented in the Statement of Stockholder’s Equity.  Accumulated other comprehensive income is a component of stockholder’s equity and consists of unrealized gains and losses on available-for-sale securities.

(i) Subsequent Events.  Subsequent events after the balance sheet date through the date that the financial statements were available for issuance, March 9, 2010, have been evaluated in the preparation of the financial statements.

Note 3 — Fair Value of Financial Instruments

The carrying amounts for cash, short-term investments and policy loans as reported in the accompanying balance sheet approximate their fair values.  Short-term investments are carried primarily at amortized cost. The fair values for fixed maturity and equity-securities are based upon quoted market prices, where available or are estimated using values from independent pricing services.

The carrying amounts for the Company's liabilities under investment - type contracts approximate their fair values because interest rates credited to account balances approximate current rates paid on similar investments and are generally not guaranteed beyond one year.  Fair values for the Company's insurance contracts other than investment - type contracts are not required to be disclosed.  However, the fair values of  liabilities for all insurance contracts are taken into consideration in the overall management of interest rate risk, which minimizes exposure to changing interest rates.

The Company utilizes various methods to measure the fair value of its financial instruments on a recurring basis.  Generally accepted accounting principles establish a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are described below.

Level 1 – Quoted prices in active markets for identical securities

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.

FIRST INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)

The summary of inputs used to value the Company’s assets that are carried at fair value as of December 31, 2009 and 2008 is as follows:

	2009
	Total	Level 1	Level 2	Level 3
Available-for-sale securities	$262,634,603	$--	$262,634,603	$--
Held-to-maturity securities	2,399,978	--	2,399,978	--
Short-term investments (1)	5,356,725	--	5,356,725	--
Separate account assets (2)	792,736,645	792,736,645	--	--
Total assets accounted for at fair value	$1,063,127,951	$792,736,645	$270,391,306	$--

	2008
	Total	Level 1	Level 2	Level 3
Available-for-sale securities	$218,993,984	$2,987,660	$216,006,324	$--
Held-to-maturity securities	4,471,745	--	4,471,745	--
Short-term investments (1)	12,246,303	1,474,503	10,771,800	--
Separate account assets (2)	680,327,324	680,327,324	--	--
Total assets accounted for at fair value	$916,039,356	$684,789,487	$231,249,869	$--

(1)	– Excludes an investment in an affiliate, which is carried at equity.

(2)	– The total value of separate account liabilities is set to equal the fair value of the separate account assets.

Note 4 — Retirement Plans

The Company participates in a non-contributory profit sharing plan for the benefit of its employees and those of other wholly-owned subsidiaries of its parent.  The profit sharing plan provides for retirement benefits based upon earnings.  Vesting of benefits is based upon years of service.  For the years ended December 31, 2009, 2008 and 2007, the Company charged operations approximately $13,000, $200,000 and $159,000 respectively for its portion of the contribution.

In addition, the Company participates in a 401(k) savings plan covering all of its eligible employees and those of other wholly-owned subsidiaries of its parent whereby employees may voluntarily contribute a percentage of their compensation with the Company matching a portion of the contributions of certain employees.  Contributions to this plan were not material.

Note 5 — Commitments and Contingent Liabilities

The Company has agreements with affiliates and non-affiliates as follows:

(a) The Company's maximum retention on any one life is $250,000.  The Company reinsures a portion of its risk with other insurance companies and reserves are reduced by the amount of reserves for such reinsured risks.  The Company is liable for any obligations that any reinsurance company may be unable to meet.  The Company had reinsured approximately 42%, 41% and 39% of its net life insurance in force at December 31, 2009, 2008 and 2007.  The Company also had assumed reinsurance amounting to approximately 19%, 18% and 18% of its net life insurance in force at the respective year-ends.  None of these transactions had any material effect on the Company's operating results.

(b) The Company and certain affiliates share office space, data processing facilities and management personnel.  Charges for these services are based upon the Company’s proportionate share of: space occupied, usage of data processing facilities and time allocated to management.  During the years ended December 31, 2009, 2008 and 2007, the Company paid approximately $2,763,000, $2,965,000 and $3,095,000, respectively, for these services.  In addition, the Company reimbursed an affiliate approximately $5,262,000 in 2009, $4,173,000 in 2008,and $5,410,000 in 2007 for commissions relating to the sale of its products.

     The Company maintains a checking account with a financial institution, which is also a wholly-owned subsidiary of its parent.  The balance in this account was approximately $611,000 at December 31, 2009 and $1,124,000 at December 31, 2008.

FIRST INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)

(c) The Company is subject to certain claims and lawsuits arising in the ordinary course of business.  In the opinion of management, all such claims currently pending will not have a material adverse effect on the financial position of the Company or its results of operations.

Note 6 — Adjustments Made to Statutory Accounting Practices

Note 1 describes some of the common differences between statutory practices and generally accepted accounting principles.  The effects of these differences for the years ended December 31, 2009, 2008 and 2007 are shown in the following table in which net income and capital shares and surplus reported therein on a statutory basis are adjusted to a GAAP basis.

	Net Income Year Ended December 31			Capital Shares and Surplus at December 31
	2009	2008	2007	2009	2008	2007

Reported on a statutory basis	$9,737,351	$8,756,781	$12,174,023	$120,027,241	$119,664,009	$113,027,491

Adjustments:
Deferred policy acquisition costs (b)	5,837,955	(5,025,507)	959,653	37,820,576	35,041,621	37,873,128
Future policy benefits (a)	20,842	2,515,737	408,024	(1,835,187)	(1,856,029)	(4,371,766)
Deferred income taxes	(2,280,000)	1,523,000	(796,000)	(8,778,000)	(1,388,000)	(5,945,000)
Premiums due and deferred (e)	(424,701)	(341,440)	(265,853)	(3,762,884)	(3,338,183)	(2,996,743)
Non-admitted assets	—	—	—	611,329	710,249	580,633
Asset valuation reserve	—	—	—	1,058,899	609,872	1,686,653
Interest maintenance reserve	383,372	177,105	61,380	—	--	499,502
Gross unrealized holding gains (losses) on available-for-sale securities	—	—	—	4,846,000	(13,367,470)	34,000
Net realized capital gains (losses)	(1,165,926)	(3,568,324)	549,187	—	—	—
Other	360,012	1,188,819	(180,092)	—	—	—
	2,731,554	(3,530,610)	736,299	29,960,733	16,412,060	27,360,407

In accordance with generally accepted
accounting principles	$12,468,905	$5,226,171	$12,910,322	$149,987,974	$136,076,069	$140,387,898

Per share, based on 534,350 shares
outstanding	$23.33	$9.78	$24.16	$280.69	$254.66	$262.73

FIRST INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a description of the significant policies used to adjust the net income and capital shares and surplus from a statutory to a GAAP basis.

    (a) Liabilities for future policy benefits have been computed primarily by the net level premium method with assumptions as to anticipated mortality, withdrawals and investment yields.  The composition of the policy liabilities and the more significant assumptions pertinent thereto are presented below:

Distribution of Liabilities*			Basis of Assumptions
2009	2008	Year of Issue	Interest	Mortality Table	Withdrawal
Non-par:
$ 727,512	$ 758,674	1962-1967	4½%	1955-60 Basic Select plus Ultimate	Linton B
3,010,708	3,126,905	1968-1988	5½%	1955-60 Basic Select plus Ultimate	Linton B
447,722	502,971	1984-1988	7½%	85% of 1965-70 Basic Select	Modified
				plus Ultimate	Linton B
252,982	244,716	1989-Present	7½%	1975-80 Basic Select plus Ultimate	Linton B
2,114	13,149	1989-Present	7½%	1975-80 Basic Select plus Ultimate	Actual
10,342	11,892	1989-Present	8%	1975-80 Basic Select plus Ultimate	Actual
66,642,190	62,376,049	1985-Present	4.5%	Accumulation of Funds	—
Par:
131,790	131,421	1966-1967	4½%	1955-60 Basic Select plus Ultimate	Linton A
11,368,630	11,620,208	1968-1988	5½%	1955-60 Basic Select plus Ultimate	Linton A
1,030,598	1,044,732	1981-1984	7¼%	90% of 1965-70 Basic Select
				plus Ultimate	Linton B
5,037,591	5,071,808	1983-1988	9½%	80% of 1965-70 Basic Select
				plus Ultimate	Linton B
30,113,927	29,536,275	1990-Present	8%	66% of 1975-80 Basic Select
				plus Ultimate	Linton B
Annuities:
22,130,028	14,813,461	1976-Present	4%	Accumulation of Funds	—
Miscellaneous:
75,701,985	72,489,271	1962-Present	2½%-3½%	1958-CSO	None

*  The above amounts are before deduction of deferred premiums of $1,801,819 in 2009 and  $1,648,641 in 2008.

 (b) The costs of acquiring new business, principally commissions and related agency expenses, and certain costs of issuing policies, such as medical examinations and inspection reports, all of which vary with and are primarily related to the production of new business, have been deferred.  Costs deferred on universal life and variable life are amortized as a level percentage of the present value of anticipated gross profits resulting from investment yields, mortality and surrender charges.  The assumptions used in the estimation of future gross profits are based on the Company’s current best estimate of future events and are reviewed annually by the Company.  Costs deferred on traditional ordinary life and health are amortized over the premium-paying period of the related policies in proportion to the ratio of the annual premium revenue to the total anticipated premium revenue.  Anticipated premium revenue was estimated using the same assumptions that were used for computing liabilities for future policy benefits.  Amortization of $1,218,916 in 2009, $8,914,048 in 2008 and $2,640,417 in 2007 was charged to operations.

(c) Participating business represented 1.8% and 2.1% of individual life insurance in force at December 31, 2009 and 2008, respectively.

    The Board of Directors annually approves a dividend formula for calculation of dividends to be distributed to participating policyholders.

    The portion of earnings of participating policies that can inure to the benefit of shareholders is limited to the larger of 10% of such earnings or $.50 per thousand dollars of participating insurance in force.  Earnings in excess of that limit must be excluded from shareholders' equity by a charge against operations.  No such charge has been made, since participating business has operated at a loss to date on a statutory basis.  It is anticipated, however, that the participating lines will be profitable over the lives of the policies.

    (d) New York State insurance law prohibits the payment of dividends to stockholders from any source other than the statutory unassigned surplus.  The amount of said surplus was $110,992,899, $110,629,667 and $103,993,099 at December 31, 2009, 2008 and 2007, respectively.

    (e) Statutory due and deferred premiums are adjusted to conform to the expected premium revenue used in computing future benefits and deferred policy acquisition costs.  In this regard, the GAAP due premium is recorded as an asset and the GAAP deferred premium is applied against future policy benefits.

FIRST INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)

Note 7 — Federal Income Taxes

The Company joins with its parent company and other affiliated companies in filing a consolidated Federal income tax return.  The provision for Federal income taxes is determined on a separate company basis.  Management has analyzed the Company’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on federal, state and local income tax returns for all open tax years (2006 – 2008) or expected to be taken on the Company’s 2009 tax return.

Retained earnings at December 31, 2009 included approximately $146,000 which is defined as "policyholders' surplus" and may be subject to Federal income tax at ordinary corporate rates under certain future conditions, including distributions to stockholders.

Deferred tax liabilities (assets) are comprised of the following:

	2009	2008
Deferred Tax Assets:
Policyholder dividend provision	$(247,182)	$(340,085)
Non-qualified agents' pension plan reserve	(24,913)	(28,389)
Future policy benefits	(2,615,829)	(2,625,353)
Unrealized holding losses on Available-For-Sale Securities	--	(3,833,000)
Write down of securities	(873,518)	(873,518)
Other	(453,226)	(393,752)
Total Deferred Tax Assets	(4,214,668)	(8,094,097)

Deferred Tax Liabilities:
Deferred policy acquisition costs	8,651,834	6,459,865
Bond discount	83,834	42,232
Unrealized holding gains on Available-For-Sale Securities	1,393,000	--
Total Deferred Tax Liabilities	10,128,668	6,502,097

Net Deferred Tax (Assets) Liabilities	$5,914,000	$(1,592,000)

Note 8 — Variable Annuity Contracts

The Company maintains traditional variable annuity contracts through its separate accounts, for which investment income (gains and losses of these accounts) accrues directly to, and investment risk is borne by, the contractholder.  The Company provides a guarantee to benefit the related contractholder or GMDB.  The GMDB provides a specified minimum return upon death.  The Company offers two primary GMDB types:

-	Return of premium – provides the greater of account value or total deposits made to the contract less any partial withdrawals.
-	Reset – provides the greater of a return of premium death benefit or the anniversary (the seventh year) account value adjusted for withdrawals.

As of December 31, 2009 and 2008 the net amount of risk on the above GMDB was approximately $13.0 million and $42.1 million; respectively.  The net amount at risk is calculated on a seriatim basis and represents the greater of the respective guaranteed benefit less the account value.  The account balance of contracts with guarantees were invested in fixed income ($122 million in 2009; $115 million in 2008), equity ($269 million in 2009; $245 million in 2008) and money market  ($8 million in 2009; $11 million in 2008) mutual funds.

FIRST INVESTORS LIFE VARIABLE ANNUITY FUND C

PART C:  OTHER INFORMATION

Item 24.	Financial Statement and Exhibits

(a)	Financial Statements:

The financial statements for the period ended December 31, 2008 for First Investors Life Insurance Company and First Investors Life Variable Annuity Fund C are included in Part B of this Registration Statement.

(b)	Exhibits:
	1.	Resolution of the Board of Directors of First Investors Life Insurance Company creating Separate Account C. /1/
	2.	Not applicable.
	3.	Distribution Contracts:
		(a)	Underwriting Agreement between First Investors Life Insurance Company and First Investors Corporation. /1/
		(b)	Specimen Variable Annuity Dealer Agreement between First Investors Corporation and dealers. /1/
	4.	Specimen Individual Variable Annuity Contract issued by First Investors Life Insurance Company for participation in Separate Account C./1/
	5.	Form of application used with Individual Variable Annuity Contracts provided in response to (4) above. /1/
	6.	(a) (1)	Declaration of Intention and Charter of First Investors Life Insurance Company. /1/
		(2)	Certificate of Amendment. /1/
		(3)	Certificate of Amendment. /1/
		(4)	Certificate of Amendment. /1/
		(5)	Certificate of Amendment. /1/
		(b)	By-laws of First Investors Life Insurance Company. /1/
	7.	Not applicable.
	8.	Not applicable.
	9.	Opinion of and consent of Nanette A. King, Esq., special counsel to First Investors Life Insurance Company. /2/
	10.	(a)	Consent of Independent Public Accountants. /3/
	10.	(b)	Exemptive Order. /1/
	11.	Not applicable.
	12.	Not applicable.
	13.	Powers of Attorney for Signatories. /4/

__________________
/1/ Incorporated herein by reference to Post Effective Amendment No. 10 to this Registration Statement filed on May 19, 1997.
/2/ Incorporated herein by reference to Post Effective Amendment No. 11 to this Registration Statement filed on April 29, 1998.
/3/ Filed herewith.
/4/ Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6 (File No. 333-149362) filed on June 10, 2008 by First Investors Life Insurance Company on behalf of First Investors Life Level Premium Variable Life Insurance (Separate Account B).

Item 25.                    Directors and Officers of the Depositor

The following are the Directors and Officers of First Investors Life Insurance Company (unless otherwise noted, an individual’s business address is 110 Wall Street, New York, New York 10005):

Name and Principal Business Address	Position and Office with First Investors Life Insurance Company

Jay G. Baris	Director

Carol Lerner Brown	Secretary

Glenn T. Dallas	Director

William H. Drinkwater	Senior Vice President, Chief Actuary and Director

Lawrence M. Falcon Raritan Plaza 1 Edison, NJ 08837	Senior Vice President and Comptroller

Lawrence A. Fauci	Director

Robert M. Flanagan	Vice President and Director

Richard H. Gaebler	Director

Kathryn S. Head Raritan Plaza 1 Edison, NJ 08837	Chairman and Director

Jason Helbraun	Assistant Vice President

Scott Hodes	Director

William M. Lipkus Raritan Plaza 1 Edison, NJ 08837	Vice President, Chief Financial Officer, Treasurer and Director

Glen Mueller Raritan Plaza 1 Edison, NJ 08837	Vice President and Chief Underwriter

Jackson Ream	Director

Nelson Schaenen Jr.	Director

David Schimmel Raritan Plaza 1 Edison, NJ 08837	Assistant Vice President

John Shey	Assistant Vice President

Carol E. Springsteen	President and Director

Clark D. Wagner	Director

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant

Registrant is a Separate Account of First Investors Life Insurance Company, the Depositor, and, as such, might be deemed to be controlled by First Investors Life Insurance Company. Set forth below are all persons controlled by or under common control with First Investors Life Insurance Company:

Route 33 Realty Corporation (New Jersey). Ownership: 100% owned by First Investors Life Insurance Company; Principal Business: Real Estate; Subsidiary of First Investors Life Insurance Company.

First Investors Consolidated Corporation (FICC) (Delaware). Ownership: Glenn O. Head is the controlling person of the voting stock; Principal Business: Holding Company; Parent of First Investors Life Insurance Company.

Administrative Data Management Corp. (New York). Ownership: 100% owned by FICC; Principal Business: Transfer Agent; Affiliate of First Investors Life Insurance Company.

First Investors Corporation (New York). Ownership: 100% owned by FICC; Principal Business: Broker-Dealer; Affiliate of First Investors Life Insurance Company.

First Investors Leverage Corporation (New York). Ownership: 100% owned by FICC; Principal Business: Inactive; Affiliate of First Investors Life Insurance Company.

First Investors Management Company, Inc. (New York). Ownership: 100% of voting common stock owned by FICC; Principal Business: Investment Advisor; Affiliate of First Investors Life Insurance Company.

First Investors Realty Company, Inc. (New Jersey). Ownership: 100% owned by FICC; Principal Business: Inactive; Affiliate of First Investors Life Insurance Company.

First Investors Resources, Inc. (Delaware). Ownership: 100% owned by FICC; Principal Business: Inactive; Affiliate of First Investors Life Insurance Company.

First Investors Federal Savings Bank (New Jersey).  Ownership: 100% owned by FICC, except Directors Qualifying Shares; Principal Business: Savings and Loan; Affiliate of First Investors Life Insurance Company.

First Investors Credit Corporation (New Jersey). Ownership: 100% owned by FIFSB; Principal Business: Inactive; Affiliate of First Investors Life Insurance Company.

N.A.K. Realty Corporation (New Jersey). Ownership: 100% owned by FICC; Principal Business: Real Estate; Affiliate of First Investors Life Insurance Company.

Real Property Development Corporation (New Jersey). Ownership: 100% owned by FICC;

Principal Business: Real Estate; Affiliate of First Investors Life Insurance Company.

First Investors Credit Funding Corporation (New York). Ownership: 100% owned by FICC; Principal Business: Inactive; Affiliate of First Investors Life Insurance Company.

First Investors Name Saver, Inc. (Ohio). Ownership: 100% owned by FICC; Principal Business: Inactive; Affiliate of First Investors Life Insurance Company.

Item 27.	Number of Contractowners

As of March 1, 2010, the number of owners of variable annuity contracts offered by First Investors Life Variable Annuity Fund C was 8,096.

Item 28.	Indemnification

Article XIV of the By-Laws of First Investors Life Insurance Company provides as follows:

"To the full extent authorized by law and by the Charter, the Corporation shall and hereby does indemnify any person who shall at any time be made, or threatened to be made, a party in any civil or criminal action or proceeding by reason of the fact that he, his testator or his intestate is or was a director or officer of the Corporation or served another corporation in any capacity at the request of the Corporation, provided, that the notice required by Section 62-a of the Insurance Law of the State of New York, as now in effect or as amended from time to time, be filed with the Superintendent of Insurance."

Reference is hereby made to the New York Business Corporation Law, Sections 721 through 726.

The general effect of this Indemnification will be to indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that the person, or that person's testator or intestate, is or was a director or officer of the corporation, or is or was serving at the request of the corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorney's fees, actually and necessarily incurred in connection with the defense or settlement of such action, or in connection with an appeal therein if such director or officer acted in good faith, for a purpose reasonably believed by that person to be in, and not opposed to, the best interests of the corporation and not otherwise knowingly unlawful.

The directors and officers of First Investors Life are insured against certain liabilities arising out of their conduct in such capacities.  The policy is subject to certain terms and conditions and to the specified coverage limit set forth in the policy.

Item 29.	Principal Underwriters

(a)	First Investors Corporation, Underwriter of the Registrant, is also underwriter for:

First Investors Equity Funds
First Investors Income Funds
First Investors Tax Exempt Funds
First Investors Life Variable Annuity Fund A

First Investors Life Level Premium Variable Life Insurance (Separate Account B)
First Investors Life Variable Annuity Fund D
First Investors Life Modified Premium Variable Life Insurance (Separate Account E)

First Investors Corporation is Sponsor of:

First Investors Single Payment and Periodic Payment Plans I for Investment in First Investors Global Fund, Inc.

First Investors Single Payment and Periodic Payment Plans II for Investment in First Investors Global Fund, Inc.

First Investors Single Payment and Periodic Payment Plans for Investment in First Investors Fund For Income, Inc.

First Investors Single Payment and Periodic Payment Plans for Investment in First Investors Government Fund, Inc.

First Investors Periodic Payment Plans for Investment in First Investors High Yield Fund, Inc.

First Investors Single Payment and Periodic Payment Plans for the Accumulation of Shares of First Investors Global Fund, Inc.

First Investors Single Payment and Periodic Payment Plans for Investment in First Investors Insured Tax Exempt Fund, Inc.

(b)           The following persons are the officers and directors of First Investors Corporation:  (The principal business address of each director and officer listed below is c/o First Investors Legal Department, 110 Wall Street, New York, New York 10005.)

Name and Principal Business Address	Position and Office with First Investors Corporation

Carol Lerner Brown	Assistant Secretary

Conrad Charak	Assistant Secretary

Anne Condon	Vice President

Robert M. Flanagan	President and Director

Robert J. Grosso	Chief Compliance Officer

Kathryn S. Head	Chairman of the Board and Director

Larry R. Lavoie	Secretary, General Counsel and Director

William M. Lipkus	Chief Financial Officer and Treasurer

Frederick Miller	Senior Vice President

Elizabeth Reilly	Vice President

Mark Segal	Assistant Vice President

Matthew Smith	Vice President

Marjorie Solowey	Vice President

Williams J. Vogt	Assistant Vice President

(c)           Not Applicable.

Item 30.                Location of Accounts and Records

The accounts, books and other documents required to be maintained pursuant to Section 31(a) of the 1940 Act and rules promulgated thereunder are maintained by First Investors Life Insurance Company at its office at 110 Wall Street, New York, New York 10005; at its office at Raritan Plaza 1, Edison, NJ 08837; at Vital Records, 563 New Center Road, Flagtown, NJ 08821 (electronic record storage) and at Archive Systems, 25 Commerce Road, Fairfield, NJ 07004 (archive records).

Item 31.               Management Services

Not applicable.

Item 32.               Undertakings

Registrant hereby makes the following undertakings:

(a)
An undertaking to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
An undertaking to include either: (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

(c)	An undertaking to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)	Representation Regarding Reasonableness of Aggregate Contract Fees and Charges Pursuant to Section 26(a)(e)(2)(A) of the Investment Company Act of 1940.

First Investors Life Insurance Company (“First Investors Life”) represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by First Investors Life under the Contracts. First Investors Life bases its representations on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for First Investors Life to earn a profit; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice.  This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on terms specifically described in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus, or otherwise.

SIGNATURES

As required by the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant represents and certifies that this Post-Effective Amendment No. 27 (the “Amendment”) to the Registrant’s Registration Statement on Form N-4 meets all the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act and that it has caused this Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York (or the City of Edison, State of New Jersey for Ms. Springsteen and Messrs. Lipkus and Falcon), on the 19 day of April, 2010.

FIRST INVESTORS LIFE VARIABLE ANNUITY FUND C (Registrant)

BY:	FIRST INVESTORS LIFE INSURANCE COMPANY /s/ (Depositor) (On behalf of the Registrant and itself)

By	/s/ Carol E. Springsteen Carol E. Springsteen President

As required by the 1933 Act, this Amendment to the Registrant’s Registration Statement on Form N-4 has been signed below by the following officers and directors of the Depositor in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/ Carol E. Springsteen Carol E. Springsteen	President and Director	April 19, 2010

/s/ William H. Drinkwater William H. Drinkwater	Senior Vice President, Chief Actuary and Director	April 19, 2010

/s/ Lawrence M. Falcon Lawrence M. Falcon	Senior Vice President and Comptroller	April 19, 2010

/s/ William M. Lipkus William M. Lipkus	Vice President, Chief Financial Officer, Treasurer and Director	April 19, 2010

/s/ Jay G. Baris* Jay G. Baris	Director	April 19, 2010

/s/ Glenn T. Dallas* Glenn T. Dallas	Director	April 19, 2010

/s/ Lawrence A. Fauci* Lawrence A. Fauci	Director	April 19, 2010

/s/ Robert M. Flanagan* Robert M. Flanagan	Vice President and Director	April 19, 2010

/s/ Richard H. Gaebler* Richard H. Gaebler	Director	April 19, 2010

/s/ Kathryn S. Head* Kathryn S. Head	Chairman and Director	April 19, 2010

/s/ Scott Hodes* Scott Hodes	Director	April 19, 2010

/s/ Jackson Ream* Jackson Ream	Director	April 19, 2010

/s/ Nelson Schaenen Jr.* Nelson Schaenen Jr.	Director	April 19, 2010

/s/ Clark D. Wagner* Clark D. Wagner	Director	April 19, 2010

* By:	/s/ William H. Drinkwater	April 19, 2010
William H. Drinkwater
(Attorney-in-Fact)

INDEX TO EXHIBITS

Exhibit Number	Description

10(a)	Consent of Independent Public Accountants